UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Small-Cap Index Fund

Investor Class (TRSYX)

This annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$31	0.29%

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Hardware and software companies performed very well during the year, as Super Micro Computer and MicroStrategy were two of the top-performing companies in the portfolio. Industrials and business services also contributed to returns, as construction and engineering companies performed particularly well.

  Energy was the only sector that detracted from absolute returns during the reporting period, albeit very modestly. Energy equipment and services names hurt the most, with Noble performing worst.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
12/9/15	10,000	10,000	10,000
12/31/15	9,925	9,989	9,927
3/31/16	9,765	10,085	9,777
6/30/16	10,135	10,351	10,147
9/30/16	11,047	10,806	11,065
12/31/16	12,015	11,261	12,043
3/31/17	12,312	11,907	12,340
6/30/17	12,600	12,267	12,644
9/30/17	13,319	12,827	13,361
12/31/17	13,758	13,640	13,807
3/31/18	13,736	13,552	13,795
6/30/18	14,794	14,079	14,865
9/30/18	15,312	15,082	15,396
12/31/18	12,209	12,925	12,286
3/31/19	13,983	14,740	14,078
6/30/19	14,270	15,344	14,373
9/30/19	13,923	15,522	14,028
12/31/19	15,299	16,934	15,422
3/31/20	10,609	13,395	10,701
6/30/20	13,305	16,346	13,421
9/30/20	13,957	17,851	14,083
12/31/20	18,341	20,472	18,501
3/31/21	20,633	21,771	20,850
6/30/21	21,501	23,565	21,745
9/30/21	20,556	23,541	20,797
12/31/21	20,967	25,725	21,242
3/31/22	19,401	24,367	19,643
6/30/22	16,044	20,298	16,266
9/30/22	15,689	19,391	15,910
12/31/22	16,652	20,784	16,901
3/31/23	17,106	22,276	17,364
6/30/23	17,986	24,145	18,268
9/30/23	17,052	23,359	17,331
12/31/23	19,442	26,179	19,762
3/31/24	20,428	28,802	20,786
6/30/24	19,753	29,728	20,105
9/30/24	21,575	31,580	21,969
12/31/24	21,627	32,411	22,042

202501-4140694, 202502-4108875

F33-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Small-Cap Index Fund (Investor Class)	11.24%	7.17%	8.89%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	9.12

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$206,379
  Number of Portfolio Holdings1,983
  Investment Advisory Fees Paid (000s)$(189)
  Portfolio Turnover Rate24.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.4%
Industrials & Business Services	17.6
Health Care	16.4
Information Technology	13.8
Consumer Discretionary	9.7
Real Estate	6.0
Energy	5.1
Materials	4.2
Consumer Staples	2.9
Other	5.9

Top Ten Holdings (as a % of Net Assets)

FTAI Aviation	0.5%
Sprouts Farmers Market	0.5
Insmed	0.4
Vaxcyte	0.4
Credo Technology Group Holding	0.4
Applied Industrial Technologies	0.3
Mueller Industries	0.3
Rocket Lab USA	0.3
Fluor	0.3
IonQ	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Index Fund

Investor Class (TRSYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Index Fund

I Class (TRCSX)

This annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$15	0.14%

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Hardware and software companies performed very well during the year, as Super Micro Computer and MicroStrategy were two of the top-performing companies in the portfolio. Industrials and business services also contributed to returns, as construction and engineering companies performed particularly well.

  Energy was the only sector that detracted from absolute returns during the reporting period, albeit very modestly. Energy equipment and services names hurt the most, with Noble performing worst.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/9/15	10,000	10,000	10,000
12/31/15	9,925	9,989	9,927
3/31/16	9,775	10,085	9,777
6/30/16	10,145	10,351	10,147
9/30/16	11,057	10,806	11,065
12/31/16	12,035	11,261	12,043
3/31/17	12,333	11,907	12,340
6/30/17	12,631	12,267	12,644
9/30/17	13,350	12,827	13,361
12/31/17	13,789	13,640	13,807
3/31/18	13,778	13,552	13,795
6/30/18	14,850	14,079	14,865
9/30/18	15,380	15,082	15,396
12/31/18	12,258	12,925	12,286
3/31/19	14,050	14,740	14,078
6/30/19	14,339	15,344	14,373
9/30/19	14,002	15,522	14,028
12/31/19	15,396	16,934	15,422
3/31/20	10,675	13,395	10,701
6/30/20	13,394	16,346	13,421
9/30/20	14,061	17,851	14,083
12/31/20	18,474	20,472	18,501
3/31/21	20,801	21,771	20,850
6/30/21	21,685	23,565	21,745
9/30/21	20,736	23,541	20,797
12/31/21	21,176	25,725	21,242
3/31/22	19,589	24,367	19,643
6/30/22	16,203	20,298	16,266
9/30/22	15,859	19,391	15,910
12/31/22	16,839	20,784	16,901
3/31/23	17,295	22,276	17,364
6/30/23	18,195	24,145	18,268
9/30/23	17,268	23,359	17,331
12/31/23	19,687	26,179	19,762
3/31/24	20,694	28,802	20,786
6/30/24	20,014	29,728	20,105
9/30/24	21,864	31,580	21,969
12/31/24	21,932	32,411	22,042

202501-4140694, 202502-4108875

F541-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Small-Cap Index Fund (I Class)	11.40%	7.33%	9.05%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	9.12

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$206,379
  Number of Portfolio Holdings1,983
  Investment Advisory Fees Paid (000s)$(189)
  Portfolio Turnover Rate24.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.4%
Industrials & Business Services	17.6
Health Care	16.4
Information Technology	13.8
Consumer Discretionary	9.7
Real Estate	6.0
Energy	5.1
Materials	4.2
Consumer Staples	2.9
Other	5.9

Top Ten Holdings (as a % of Net Assets)

FTAI Aviation	0.5%
Sprouts Farmers Market	0.5
Insmed	0.4
Vaxcyte	0.4
Credo Technology Group Holding	0.4
Applied Industrial Technologies	0.3
Mueller Industries	0.3
Rocket Lab USA	0.3
Fluor	0.3
IonQ	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Index Fund

I Class (TRCSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Index Fund

Z Class (TRZIX)

This annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Hardware and software companies performed very well during the year, as Super Micro Computer and MicroStrategy were two of the top-performing companies in the portfolio. Industrials and business services also contributed to returns, as construction and engineering companies performed particularly well.

  Energy was the only sector that detracted from absolute returns during the reporting period, albeit very modestly. Energy equipment and services names hurt the most, with Noble performing worst.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,146	10,865	11,127
6/30/20	13,992	13,259	13,955
9/30/20	14,690	14,480	14,643
12/31/20	19,322	16,606	19,237
3/31/21	21,758	17,659	21,680
6/30/21	22,683	19,115	22,610
9/30/21	21,703	19,095	21,624
12/31/21	22,164	20,867	22,088
3/31/22	20,515	19,765	20,425
6/30/22	16,980	16,464	16,913
9/30/22	16,620	15,729	16,543
12/31/22	17,655	16,859	17,574
3/31/23	18,148	18,069	18,055
6/30/23	19,092	19,585	18,995
9/30/23	18,120	18,948	18,020
12/31/23	20,668	21,235	20,549
3/31/24	21,740	23,362	21,613
6/30/24	21,025	24,114	20,905
9/30/24	22,983	25,616	22,843
12/31/24	23,067	26,290	22,919

202501-4140694, 202502-4108875

F1267-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Small-Cap Index Fund (Z Class)	11.61%	19.04%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Index (Strategy Benchmark)	11.54	18.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$206,379
  Number of Portfolio Holdings1,983
  Investment Advisory Fees Paid (000s)$(189)
  Portfolio Turnover Rate24.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.4%
Industrials & Business Services	17.6
Health Care	16.4
Information Technology	13.8
Consumer Discretionary	9.7
Real Estate	6.0
Energy	5.1
Materials	4.2
Consumer Staples	2.9
Other	5.9

Top Ten Holdings (as a % of Net Assets)

FTAI Aviation	0.5%
Sprouts Farmers Market	0.5
Insmed	0.4
Vaxcyte	0.4
Credo Technology Group Holding	0.4
Applied Industrial Technologies	0.3
Mueller Industries	0.3
Rocket Lab USA	0.3
Fluor	0.3
IonQ	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Index Fund

Z Class (TRZIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund
TRCSX Small-Cap Index Fund–
.
I Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 14.40 $ 12.48 $ 15.93 $ 14.16 $ 12.20
Investment activities
Net investment income
(1)(2)
0.18 0 .18 0.17 0.11 0.11
Net realized and unrealized
gain/loss 1.46 1.90 (3.44) 1.91 2.30
Total from investment
activities 1.64 2.08 (3.27) 2.02 2.41
Distributions
Net investment income (0.18) (0.16) (0.16) (0.11) (0.12)
Net realized gain (0.26) — (0.02) (0.14) (0.33)
Total distributions (0.44) (0.16) (0.18) (0.25) (0.45)
NET ASSET VALUE
End of period $ 15.60 $ 14.40 $ 12.48 $ 15.93 $ 14.16
Ratios/Supplemental Data
Total return
(2)(3)
11.24% 16.75% (20.58)% 14.32% 19.88%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.34% 0.35% 4.93% 1.87% 4.10%
Net expenses after waivers/
payments by Price Associates 0.29% 0.29% 0.29% 0.34% 0.35%
Net investment income 1.22% 1.39% 1.26% 0.70% 1.00%
Portfolio turnover rate 24.7% 27.2% 22.0% 29.0% 21.1%
Net assets, end of period (in
thousands) $98 $177 $154 $197 $6,726
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 14.47 $ 12.54 $ 16.01 $ 14.21 $ 12.23
Investment activities
Net investment income
(1)(2)
0.21 0.20 0.19 0.18 0.13
Net realized and unrealized
gain/loss 1.47 1.91 (3.46) 1.89 2.30
Total from investment
activities 1.68 2.11 (3.27) 2.07 2.43
Distributions
Net investment income (0.24) (0.18) (0.18) (0.13) (0.12)
Net realized gain (0.26) — (0.02) (0.14) (0.33)
Total distributions (0.50) (0.18) (0.20) (0.27) (0.45)
NET ASSET VALUE
End of period $ 15.65 $ 14.47 $ 12.54 $ 16.01 $ 14.21
Ratios/Supplemental Data
Total return
(2)(3)
11.40% 16.92% (20.48)% 14.63% 20.00%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.31% 0.40% 0.42% 0.65% 3.93%
Net expenses after
waivers/payments by Price
Associates 0.14% 0.14% 0.14% 0.17% 0.20%
Net investment income 1.38% 1.55% 1.43% 1.12% 1.15%
Portfolio turnover rate 24.7% 27.2% 22.0% 29.0% 21.1%
Net assets, end of period (in
thousands) $132,082 $112,086 $85,393 $90,212 $355
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 14.46 $ 12.53 $ 15.99 $ 14.20 $ 7.59
Investment activities
Net investment income
(2)(3)
0.24 0.23 0.22 0.23 0.11
Net realized and unrealized
gain/loss 1.46 1.90 (3.47) 1.85 6.95
Total from investment
activities 1.70 2.13 (3.25) 2.08 7.06
Distributions
Net investment income (0.25) (0.20) (0.19) (0.15) (0.12)
Net realized gain (0.26) — (0.02) (0.14) (0.33)
Total distributions (0.51) (0.20) (0.21) (0.29) (0.45)
NET ASSET VALUE
End of period $ 15.65 $ 14.46 $ 12.53 $ 15.99 $ 14.20
Ratios/Supplemental Data
Total return
(3)(4)
11.61% 17.07% (20.35)% 14.71% 93.22%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.26% 0.32% 0.38% 0.72% 3.86%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.01% 0.01%
(5)
Net investment income 1.55% 1.75% 1.67% 1.40% 1.30%
(5)
Portfolio turnover rate 24.7% 27.2% 22.0% 29.0% 21.1%
Net assets, end of period (in
thousands) $74,199 $36,196 $11,833 $1,104 $187
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Index Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  2.7%
Diversified Telecommunication Services  0.6%
Anterix (1) 763 24
AST SpaceMobile (1)(2) 10,291 217
ATN International  760 13
Bandwidth, Class A (1) 1,838 31
Cogent Communications Holdings  3,368 260
Globalstar (1) 56,417 117
IDT, Class B  1,202 57
Liberty Latin America, Class A (1) 2,357 15
Liberty Latin America, Class C (1) 10,155 64
Lumen Technologies (1) 77,424 411
Shenandoah Telecommunications  3,828 48
1,257
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 27,091 108
Atlanta Braves Holdings, Class A (1) 766 31
Atlanta Braves Holdings, Class C (1) 3,883 149
Cinemark Holdings (1) 8,440 261
Eventbrite, Class A (1) 5,793 19
Golden Matrix Group (1)(2) 1,587 3
IMAX (1) 3,326 85
Lions Gate Entertainment, Class A (1)(2) 4,430 38
Lions Gate Entertainment, Class B (1) 9,475 72
LiveOne (1) 5,016 7
Madison Square Garden Entertainment (1) 3,064 109
Marcus  1,846 40
Playstudios (1) 7,880 15
Reservoir Media (1) 1,458 13
Sphere Entertainment (1)(2) 2,111 85
Vivid Seats, Class A (1)(2) 6,265 29
1,064
Interactive Media & Services  0.6%
Bumble, Class A (1) 7,507 61
Cargurus (1) 6,664 243
Cars.com (1) 5,127 89
EverQuote, Class A (1) 1,869 37
fuboTV (1)(2) 24,153 30
Getty Images Holdings (1) 7,476 16
Grindr (1) 1,837 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A (1) 2,409 27
Nextdoor Holdings (1) 12,991 31
Outbrain (1) 3,077 22
QuinStreet (1) 4,087 94
Shutterstock  1,863 57
System1 (1) 2,295 2
TrueCar (1) 6,696 25
Vimeo (1) 11,086 71
Webtoon Entertainment (1)(2) 1,074 15
Yelp (1) 4,975 193
Ziff Davis (1) 3,417 186
ZipRecruiter, Class A (1) 5,407 39
1,271
Media  0.8%
Advantage Solutions (1) 8,005 23
AMC Networks, Class A (1)(2) 2,439 24
Boston Omaha, Class A (1)(2) 1,983 28
Cable One (2) 435 158
Cardlytics (1)(2) 2,821 10
Clear Channel Outdoor Holdings (1) 26,208 36
EchoStar, Class A (1)(2) 9,359 214
Emerald Holding (2) 1,038 5
Entravision Communications, Class A  4,222 10
EW Scripps, Class A (1) 4,845 11
Gambling.com Group (1) 1,326 19
Gannett (1) 10,593 54
Gray Television  6,638 21
Ibotta, Class A (1)(2) 1,195 78
iHeartMedia, Class A (1) 8,836 17
Innovid (1) 8,750 27
Integral Ad Science Holding (1) 5,526 58
John Wiley & Sons, Class A  3,038 133
Magnite (1) 9,729 155
National CineMedia (1) 5,266 35
PubMatic, Class A (1) 3,295 48
Scholastic  1,735 37
Sinclair  2,397 39
Stagwell (1) 6,594 43
TechTarget (1) 2,097 42
TEGNA  12,719 233
Thryv Holdings (1) 2,869 42
Townsquare Media, Class A (2) 1,224 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WideOpenWest (1) 3,828 19
1,630
Wireless Telecommunication Services  0.2%
Gogo (1)(2) 4,810 39
Spok Holdings  1,331 22
Telephone & Data Systems  7,574 258
319
Total Communication Services 5,541
CONSUMER DISCRETIONARY  9.7%
Automobile Components  1.1%
Adient (1) 6,735 116
American Axle & Manufacturing Holdings (1) 8,620 50
Cooper-Standard Holdings (1) 1,333 18
Dana  10,122 117
Dorman Products (1) 1,984 257
Fox Factory Holding (1) 3,284 99
Gentherm (1) 2,388 95
Goodyear Tire & Rubber (1) 21,920 197
Holley (1)(2) 3,650 11
LCI Industries  1,907 197
Luminar Technologies (1) 1,794 10
Modine Manufacturing (1) 3,973 461
Patrick Industries  2,491 207
Phinia  3,234 156
Solid Power (1)(2) 12,488 24
Standard Motor Products  1,588 49
Stoneridge (1) 1,949 12
Visteon (1) 2,114 188
XPEL (1) 1,902 76
2,340
Automobiles  0.1%
Canoo (1) 217 —
Livewire Group (1) 1,171 6
Winnebago Industries  2,186 104
110
Broadline Retail  0.0%
1stdibs.com (1) 1,865 7
Groupon (1)(2) 1,852 22
Qurate Retail, Class B (1) 65 —
Savers Value Village (1) 1,733 18
47

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
A-Mark Precious Metals  1,455 40
GigaCloud Technology, Class A (1)(2) 1,740 32
Weyco Group  432 16
88
Diversified Consumer Services  1.2%
Adtalem Global Education (1) 2,867 260
American Public Education (1) 1,228 26
Carriage Services  1,021 41
Chegg (1) 8,619 14
Clear Secure, Class A  6,803 181
Coursera (1) 10,685 91
European Wax Center, Class A (1)(2) 2,383 16
Frontdoor (1) 5,900 323
Graham Holdings, Class B  246 214
KinderCare Learning (1) 2,112 38
Laureate Education (1) 10,093 185
Lincoln Educational Services (1) 2,115 33
Mister Car Wash (1)(2) 7,449 54
Nerdy (1)(2) 6,995 11
OneSpaWorld Holdings  7,771 155
Perdoceo Education  5,057 134
Strategic Education  1,717 160
Stride (1) 3,260 339
Udemy (1) 6,894 57
Universal Technical Institute (1) 3,072 79
2,411
Hotels, Restaurants & Leisure  2.0%
Accel Entertainment (1) 3,967 42
Bally's (1) 1,790 32
Biglari Holdings, Class B (1) 59 15
BJ's Restaurants (1) 1,518 53
Bloomin' Brands  6,018 73
Brinker International (1) 3,372 446
Cheesecake Factory (2) 3,743 178
Cracker Barrel Old Country Store (2) 1,717 91
Dave & Buster's Entertainment (1)(2) 2,460 72
Denny's (1) 3,769 23
Despegar.com (1) 4,765 92
Dine Brands Global (2) 1,133 34
El Pollo Loco Holdings (1) 1,885 22
Empire Resorts, EC (1)(3) 9 —

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Everi Holdings (1) 6,146 83
First Watch Restaurant Group (1)(2) 2,291 43
Full House Resorts (1)(2) 2,270 9
Global Business Travel Group I (1) 9,741 90
Golden Entertainment  1,536 49
Hilton Grand Vacations (1) 5,496 214
Inspired Entertainment (1) 1,761 16
International Game Technology  8,711 154
Jack in the Box (2) 1,492 62
Krispy Kreme  6,498 64
Kura Sushi USA, Class A (1) 442 40
Life Time Group Holdings (1) 4,790 106
Lindblad Expeditions Holdings (1) 2,862 34
Monarch Casino & Resort  996 79
Nathan's Famous  222 17
ONE Group Hospitality (1) 1,360 4
Papa John's International  2,570 106
PlayAGS (1) 3,130 36
Portillo's, Class A (1)(2) 3,991 37
Potbelly (1) 1,951 18
RCI Hospitality Holdings  659 38
Red Rock Resorts, Class A  3,800 176
Rush Street Interactive (1) 5,803 80
Sabre (1) 29,548 108
Shake Shack, Class A (1) 2,910 378
Six Flags Entertainment  7,106 342
Super Group SGHC  11,664 73
Sweetgreen, Class A (1) 7,683 246
Target Hospitality (1) 2,395 23
United Parks & Resorts (1) 2,529 142
Vacasa, Class A (1)(2) 762 4
Xponential Fitness, Class A (1)(2) 1,972 26
4,070
Household Durables  1.9%
Beazer Homes USA (1) 2,260 62
Cavco Industries (1) 635 283
Century Communities  2,139 157
Champion Homes (1) 4,107 362
Cricut, Class A  3,522 20
Dream Finders Homes, Class A (1)(2) 2,090 49
Ethan Allen Interiors  1,800 51
Flexsteel Industries  334 18
GoPro, Class A (1) 10,250 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Green Brick Partners (1) 2,381 134
Hamilton Beach Brands Holding, Class A  617 10
Helen of Troy (1) 1,761 105
Hooker Furnishings  806 11
Hovnanian Enterprises, Class A (1) 388 52
Installed Building Products  1,835 322
iRobot (1) 2,490 19
KB Home  4,980 327
Landsea Homes (1) 1,362 12
La-Z-Boy  3,263 142
Legacy Housing (1) 877 22
LGI Homes (1) 1,608 144
Lifetime Brands  916 5
Lovesac (1)(2) 1,092 26
M/I Homes (1) 2,037 271
Meritage Homes  2,748 423
Purple Innovation (1) 3,083 2
Sonos (1) 9,323 140
Taylor Morrison Home (1) 7,870 482
Traeger (1) 2,404 6
Tri Pointe Homes (1) 7,051 256
United Homes Group (1) 302 1
Worthington Enterprises  2,392 96
4,021
Leisure Products  0.4%
Acushnet Holdings (2) 2,190 156
AMMO (1) 5,813 6
Clarus  2,343 11
Escalade  722 10
Funko, Class A (1) 2,349 31
JAKKS Pacific (1) 608 17
Johnson Outdoors, Class A (2) 343 11
Latham Group (1) 2,945 21
Malibu Boats, Class A (1) 1,547 58
Marine Products  561 5
MasterCraft Boat Holdings (1) 1,218 23
Peloton Interactive, Class A (1) 27,020 235
Revelyst (1) 4,412 85
Smith & Wesson Brands  3,429 35
Solo Brands, Class A (1)(2) 2,408 3
Sturm Ruger  1,297 46
Topgolf Callaway Brands (1) 11,050 87
840

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  2.4%
1-800-Flowers.com, Class A (1)(2) 2,043 17
Abercrombie & Fitch, Class A (1) 3,866 578
Academy Sports & Outdoors  5,279 304
aka Brands Holding (1) 83 2
American Eagle Outfitters  13,653 228
America's Car-Mart (1) 555 28
Arhaus (2) 3,892 37
Arko  6,408 42
Asbury Automotive Group (1) 1,506 366
BARK (1)(2) 10,061 18
Beyond (1) 3,229 16
Boot Barn Holdings (1) 2,267 344
Buckle  2,387 121
Build-A-Bear Workshop  967 44
Caleres (2) 2,656 61
Camping World Holdings, Class A  4,266 90
Citi Trends (1)(2) 443 12
Designer Brands, Class A (2) 3,447 18
Destination XL Group (1)(2) 4,340 12
EVgo (1)(2) 7,557 31
Foot Locker (1) 6,459 140
Genesco (1) 818 35
Group 1 Automotive  1,014 427
GrowGeneration (1) 4,431 7
Haverty Furniture  1,080 24
J Jill  520 14
Lands' End (1) 984 13
Leslie's (1) 13,343 30
MarineMax (1) 1,705 49
Monro  2,340 58
National Vision Holdings (1) 6,102 64
ODP (1) 2,475 56
OneWater Marine, Class A (1)(2) 842 15
Petco Health & Wellness (1) 6,290 24
RealReal (1)(2) 7,791 85
Revolve Group (1) 2,969 99
RumbleON, Class B (1)(2) 1,227 7
Sally Beauty Holdings (1) 7,827 82
Shoe Carnival  1,343 44
Signet Jewelers  3,246 262
Sleep Number (1) 1,571 24
Sonic Automotive, Class A  1,130 72

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stitch Fix, Class A (1) 8,128 35
ThredUp, Class A (1) 7,307 10
Tile Shop Holdings (1) 2,171 15
Tilly's, Class A (1)(2) 1,310 6
Torrid Holdings (1)(2) 1,869 10
Upbound Group  4,119 120
Urban Outfitters (1) 4,864 267
Victoria's Secret (1) 6,002 249
Warby Parker, Class A (1) 6,846 166
Winmark  221 87
Zumiez (1) 1,188 23
4,988
Textiles, Apparel & Luxury Goods  0.6%
Figs, Class A (1) 10,177 63
G-III Apparel Group (1) 2,959 97
Hanesbrands (1) 27,154 221
Kontoor Brands  4,214 360
Movado Group  1,181 23
Oxford Industries  1,125 89
Rocky Brands  493 11
Steven Madden  5,569 237
Superior Group  918 15
Vera Bradley (1) 1,839 7
Wolverine World Wide  6,095 135
1,258
Total Consumer Discretionary 20,173
CONSUMER STAPLES  2.9%
Beverages  0.3%
MGP Ingredients  1,057 42
National Beverage  1,824 78
Primo Brands  12,086 372
Vita Coco (1)(2) 3,046 112
604
Consumer Staples Distribution & Retail  0.9%
Andersons  2,537 103
Chefs' Warehouse (1) 2,712 134
Guardian Pharmacy Services, Class A (1) 652 13
HF Foods Group (1) 2,819 9
Ingles Markets, Class A  1,093 70
Natural Grocers by Vitamin Cottage  748 30
PriceSmart  1,937 179
SpartanNash  2,588 47

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sprouts Farmers Market (1) 7,736 983
United Natural Foods (1) 4,554 124
Village Super Market, Class A  651 21
Weis Markets  1,252 85
1,798
Food Products  1.0%
Alico (2) 541 14
B&G Foods (2) 5,758 40
Beyond Meat (1)(2) 4,460 17
BRC, Class A (1)(2) 3,656 12
Calavo Growers  1,267 32
Cal-Maine Foods  3,142 323
Dole  5,712 77
Forafric Global (1) 365 4
Fresh Del Monte Produce  2,625 87
Hain Celestial Group (1) 7,074 44
J & J Snack Foods  1,179 183
John B. Sanfilippo & Son  685 60
Lancaster Colony  1,502 260
Lifeway Foods (1)(2) 353 9
Limoneira  1,259 31
Mama's Creations (1) 2,726 22
Mission Produce (1) 3,424 49
Seneca Foods, Class A (1)(2) 375 30
Simply Good Foods (1) 6,981 272
SunOpta (1) 7,411 57
TreeHouse Foods (1) 3,654 128
Utz Brands  5,052 79
Vital Farms (1) 2,531 95
Westrock Coffee (1) 2,711 17
WK Kellogg (2) 4,993 90
2,032
Household Products  0.3%
Central Garden & Pet (1)(2) 763 30
Central Garden & Pet, Class A (1) 4,042 134
Energizer Holdings  5,491 191
Oil-Dri  365 32
WD-40  1,046 254
641
Personal Care Products  0.3%
Beauty Health (1)(2) 5,365 9
Edgewell Personal Care  3,766 127

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Herbalife (1) 7,916 53
Honest (1) 6,528 45
Interparfums  1,393 183
Medifast (1) 748 13
Nature's Sunshine Products (1) 982 14
Nu Skin Enterprises, Class A  3,715 26
Olaplex Holdings (1)(2) 9,831 17
USANA Health Sciences (1) 848 30
Veru (1) 9,733 6
Waldencast, Class A (1) 1,756 7
530
Tobacco  0.1%
Ispire Technology (1)(2) 1,380 7
Turning Point Brands  1,299 78
Universal  1,826 100
185
Total Consumer Staples 5,790
ENERGY  5.1%
Energy Equipment & Services  2.1%
Archrock  12,786 318
Atlas Energy Solutions (2) 5,250 116
Borr Drilling (2) 18,426 72
Bristow Group (1) 1,924 66
Cactus, Class A  5,109 298
ChampionX  14,605 397
Core Laboratories (2) 3,581 62
DMC Global (1)(2) 1,386 10
Drilling Tools International (1) 911 3
Expro Group Holdings (1) 7,371 92
Forum Energy Technologies (1) 841 13
Geospace Technologies (1) 922 9
Helix Energy Solutions Group (1) 10,941 102
Helmerich & Payne  7,394 237
Innovex International (1) 2,544 36
Kodiak Gas Services  2,484 101
Liberty Energy  12,166 242
Mammoth Energy Services (1) 1,558 5
Nabors Industries (1) 676 39
Natural Gas Services Group (1) 871 23
Noble  10,579 332
NPK International (1) 6,623 51
Oceaneering International (1) 7,775 203

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil States International (1) 4,590 23
Patterson-UTI Energy  29,904 247
ProFrac Holding, Class A (1)(2) 1,652 13
ProPetro Holding (1) 6,753 63
Ranger Energy Services, Class A  1,326 21
RPC (2) 6,305 37
SEACOR Marine Holdings (1)(2) 1,760 12
Seadrill (1) 5,362 209
Select Water Solutions  6,915 92
Solaris Energy Infrastructure  1,882 54
TETRA Technologies (1) 9,349 33
Tidewater (1) 3,778 207
Transocean (1)(2) 56,096 210
Valaris (1) 4,741 210
4,258
Oil, Gas & Consumable Fuels  3.0%
Aemetis (1) 2,664 7
Amplify Energy (1)(2) 2,772 17
Ardmore Shipping  3,078 37
Berry  5,712 24
BKV (1) 1,090 26
California Resources  5,275 274
Centrus Energy, Class A (1) 1,097 73
Clean Energy Fuels (1) 12,762 32
CNX Resources (1) 11,168 409
Comstock Resources (1)(2) 7,023 128
CONSOL Energy  2,238 239
Crescent Energy, Class A  12,557 183
CVR Energy  2,692 50
Delek U.S. Holdings  4,920 91
DHT Holdings  10,453 97
Diversified Energy  3,561 60
Dorian LPG  2,830 69
Empire Petroleum (1)(2) 1,272 10
Encore Energy (1) 13,569 46
Energy Fuels (1)(2) 14,620 75
Evolution Petroleum  2,342 12
Excelerate Energy, Class A  1,280 39
FLEX LNG (2) 2,334 53
FutureFuel  1,804 10
Golar LNG  7,583 321
Granite Ridge Resources (2) 3,938 25
Green Plains (1) 4,768 45

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gulfport Energy (1) 1,004 185
Hallador Energy (1)(2) 1,849 21
HighPeak Energy (2) 1,040 15
International Seaways (2) 3,166 114
Kinetik Holdings  2,958 168
Kosmos Energy (1) 36,247 124
Magnolia Oil & Gas, Class A  13,270 310
Murphy Oil  10,990 333
NACCO Industries, Class A  275 8
NextDecade (1) 9,036 70
Nordic American Tankers (2) 15,282 38
Northern Oil & Gas (2) 7,586 282
Par Pacific Holdings (1) 4,244 70
PBF Energy, Class A  7,717 205
Peabody Energy  9,728 204
PrimeEnergy Resources (1) 49 11
REX American Resources (1) 1,213 51
Riley Exploration Permian  925 29
Ring Energy (1) 10,512 14
Sable Offshore (1) 3,841 88
SandRidge Energy  2,495 29
Scorpio Tankers  3,445 171
SFL  9,962 102
Sitio Royalties, Class A  6,229 119
SM Energy  8,764 340
Talos Energy (1) 10,982 107
Teekay  4,258 29
Teekay Tankers, Class A  1,867 74
Uranium Energy (1) 30,658 205
Ur-Energy (1)(2) 26,192 30
VAALCO Energy  8,025 35
Verde Clean Fuels (1) 210 1
Vital Energy (1)(2) 2,228 69
Vitesse Energy (2) 1,879 47
W&T Offshore (2) 7,003 12
World Kinect  4,326 119
6,281
Total Energy 10,539
FINANCIALS  18.4%
Banks  10.2%
1st Source  1,399 82
ACNB  601 24
Amalgamated Financial  1,413 47

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Amerant Bancorp  2,834 64
Ameris Bancorp  5,044 316
Ames National  629 10
Arrow Financial  1,222 35
Associated Banc-Corp  12,390 296
Atlantic Union Bankshares  6,839 259
Axos Financial (1) 4,188 293
Banc of California  10,744 166
BancFirst  1,545 181
Bancorp (1) 3,605 190
Bank First  734 73
Bank of Hawaii  3,005 214
Bank of Marin Bancorp  1,249 30
Bank of NT Butterfield & Son  3,441 126
Bank7  350 16
BankUnited  5,732 219
Bankwell Financial Group  463 14
Banner  2,627 175
Bar Harbor Bankshares  1,117 34
BayCom  756 20
BCB Bancorp  1,137 13
Berkshire Hills Bancorp  3,264 93
Blue Foundry Bancorp (1) 1,455 14
Bridgewater Bancshares (1) 1,556 21
Brookline Bancorp  6,839 81
Burke & Herbert Financial Services  1,034 64
Business First Bancshares  1,811 47
Byline Bancorp  2,424 70
Cadence Bank  14,013 483
California Bancorp (1) 1,883 31
Camden National  1,146 49
Capital Bancorp  694 20
Capital City Bank Group  1,025 38
Capitol Federal Financial  9,474 56
Carter Bankshares (1) 1,722 30
Cathay General Bancorp  5,324 253
Central Pacific Financial  2,038 59
Chemung Financial  245 12
ChoiceOne Financial Services  634 23
Citizens & Northern  1,145 21
Citizens Financial Services  335 21
City Holding  1,107 131
Civista Bancshares  1,189 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CNB Financial  1,586 39
Coastal Financial (1) 877 74
Colony Bankcorp  1,343 22
Columbia Financial (1) 2,033 32
Community Financial System  4,001 247
Community Trust Bancorp  1,172 62
Community West Bancshares  1,226 24
ConnectOne Bancorp  2,816 65
CrossFirst Bankshares (1) 3,540 54
Customers Bancorp (1) 2,247 109
CVB Financial  10,183 218
Dime Community Bancshares  2,743 84
Eagle Bancorp  2,306 60
Eastern Bankshares  14,758 255
Enterprise Bancorp  785 31
Enterprise Financial Services  2,863 161
Equity Bancshares, Class A  1,072 45
Esquire Financial Holdings  529 42
ESSA Bancorp  641 13
Farmers & Merchants Bancorp  970 29
Farmers National Banc  2,722 39
FB Financial  2,740 141
Fidelity D&D Bancorp  371 18
Financial Institutions  1,207 33
First Bancorp  782 21
First Bancorp North Carolina  3,090 136
First BanCorp Puerto Rico  12,381 230
First Bancshares  2,357 83
First Bank New Jersey  1,532 22
First Busey  4,143 98
First Business Financial Services  641 30
First Commonwealth Financial  7,804 132
First Community Bankshares  1,330 55
First Financial  881 41
First Financial Bancorp  7,263 195
First Financial Bankshares  9,963 359
First Financial Northwest  506 11
First Foundation  4,846 30
First Internet Bancorp  633 23
First Interstate BancSystem, Class A  6,103 198
First Merchants  4,456 178
First Mid Bancshares  1,782 66
First of Long Island  1,563 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Western Financial (1) 552 11
Five Star Bancorp  1,244 37
Flagstar Financial  19,495 182
Flushing Financial  2,053 29
FS Bancorp  512 21
Fulton Financial  13,886 268
FVCBankcorp (1) 1,175 15
German American Bancorp  2,167 87
Glacier Bancorp  8,716 438
Great Southern Bancorp  641 38
Greene County Bancorp  498 14
Guaranty Bancshares  621 22
Hancock Whitney  6,644 364
Hanmi Financial  2,345 55
HarborOne Bancorp  2,787 33
HBT Financial  963 21
Heartland Financial USA  3,261 200
Heritage Commerce  4,423 42
Heritage Financial  2,616 64
Hilltop Holdings  3,605 103
Hingham Institution For Savings (2) 126 32
Home Bancorp  545 25
Home BancShares  14,261 404
HomeStreet (1) 1,331 15
HomeTrust Bancshares  1,136 38
Hope Bancorp  8,964 110
Horizon Bancorp  3,246 52
Independent Bank, (MA)  3,263 209
Independent Bank, (MI)  1,560 54
Independent Bank Group  2,802 170
International Bancshares  4,135 261
Investar Holding  669 15
John Marshall Bancorp  946 19
Kearny Financial  3,357 24
Lakeland Financial  1,920 132
LCNB  970 15
LINKBANCORP (2) 1,607 12
Live Oak Bancshares  2,692 106
Mercantile Bank  1,229 55
Metrocity Bankshares  1,369 44
Metropolitan Bank Holding (1) 831 49
Mid Penn Bancorp  1,153 33
Middlefield Banc  509 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Midland States Bancorp  1,581 39
MidWestOne Financial Group  1,429 42
MVB Financial  904 19
National Bank Holdings, Class A  2,849 123
National Bankshares  411 12
NB Bancorp (1) 2,930 53
NBT Bancorp  3,557 170
Nicolet Bankshares  1,043 109
Northeast Bank  527 48
Northeast Community Bancorp  957 23
Northfield Bancorp  2,934 34
Northrim BanCorp  420 33
Northwest Bancshares  9,833 130
Norwood Financial  518 14
Oak Valley Bancorp  473 14
OceanFirst Financial  4,465 81
OFG Bancorp  3,558 151
Old National Bancorp  24,192 525
Old Second Bancorp  3,394 60
Orange County Bancorp  392 22
Origin Bancorp  2,236 74
Orrstown Financial Services  1,453 53
Pacific Premier Bancorp  7,423 185
Park National  1,108 190
Parke Bancorp  831 17
Pathward Financial  1,945 143
PCB Bancorp  825 17
Peapack-Gladstone Financial  1,240 40
Peoples Bancorp  2,629 83
Peoples Bancorp of North Carolina  330 10
Peoples Financial Services  685 35
Pioneer Bancorp (1) 898 10
Plumas Bancorp  432 20
Preferred Bank  967 84
Premier Financial  2,743 70
Primis Financial  1,593 19
Princeton Bancorp  464 16
Provident Bancorp (1) 1,127 13
Provident Financial Services  9,755 184
QCR Holdings  1,243 100
RBB Bancorp  1,230 25
Red River Bancshares  336 18
Renasant  4,828 173

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic Bancorp, Class A  614 43
S&T Bancorp  2,944 113
Sandy Spring Bancorp  3,409 115
Seacoast Banking  6,456 178
ServisFirst Bancshares  3,885 329
Shore Bancshares  2,291 36
Sierra Bancorp  1,013 29
Simmons First National, Class A  9,541 212
SmartFinancial  1,180 37
South Plains Financial  909 32
Southern First Bancshares (1) 601 24
Southern Missouri Bancorp  723 41
Southern States Bancshares  613 20
Southside Bancshares  2,188 70
SouthState  5,846 582
Stellar Bancorp  3,730 106
Sterling Bancorp (1) 1,460 7
Stock Yards Bancorp  1,964 141
Texas Capital Bancshares (1) 3,546 277
Third Coast Bancshares (1) 865 29
Timberland Bancorp  594 18
Tompkins Financial  970 66
Towne Bank  5,370 183
TriCo Bancshares  2,474 108
Triumph Financial (1) 1,702 155
TrustCo Bank  1,464 49
Trustmark  4,704 166
UMB Financial  3,433 387
United Bankshares  10,120 380
United Community Banks  9,168 296
Unity Bancorp  561 24
Univest Financial  2,253 66
USCB Financial Holdings  798 14
Valley National Bancorp  35,835 325
Veritex Holdings  4,076 111
Virginia National Bankshares  324 12
WaFd  5,162 166
Washington Trust Bancorp  1,256 39
WesBanco  4,455 145
West BanCorp  1,206 26
Westamerica BanCorp  1,987 104
WSFS Financial  4,523 240
21,076

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  1.8%
AlTi Global (1) 2,438 11
Artisan Partners Asset Management, Class A  4,843 209
B. Riley Financial  1,437 7
BGC Group, Class A  27,866 252
Brightsphere Investment Group  2,069 55
Cohen & Steers  2,116 195
Diamond Hill Investment Group  198 31
DigitalBridge Group  12,254 138
Donnelley Financial Solutions (1) 2,001 126
Forge Global Holdings (1) 9,470 9
GCM Grosvenor, Class A  3,177 39
Hamilton Lane, Class A  2,939 435
MarketWise  1,695 1
Moelis, Class A  5,408 400
Open Lending (1) 8,065 48
P10, Class A  3,047 38
Patria Investments, Class A  4,379 51
Perella Weinberg Partners  3,968 95
Piper Sandler  1,328 398
PJT Partners, Class A  1,788 282
Silvercrest Asset Management Group, Class A  726 13
StepStone Group, Class A  5,036 291
StoneX Group (1) 2,135 209
Value Line  68 4
Victory Capital Holdings, Class A  3,162 207
Virtus Investment Partners  522 115
WisdomTree  10,785 113
3,772
Consumer Finance  1.0%
Atlanticus Holdings (1) 417 23
Bread Financial Holdings  3,821 233
Consumer Portfolio Services (1) 660 7
Dave (1) 615 53
Encore Capital Group (1) 1,783 85
Enova International (1) 1,947 187
FirstCash Holdings  2,952 306
Green Dot, Class A (1) 4,243 45
LendingClub (1) 8,438 137
LendingTree (1) 740 29
Medallion Financial (2) 1,359 13
Moneylion (1) 676 58
Navient  6,009 80

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nelnet, Class A  1,099 117
NerdWallet, Class A (1) 2,656 35
OppFi  1,542 12
PRA Group (1) 3,036 63
PROG Holdings  3,159 134
Regional Management  623 21
Upstart Holdings (1) 6,008 370
World Acceptance (1) 257 29
2,037
Financial Services  2.6%
Acacia Research (1) 2,693 12
Alerus Financial  1,672 32
AvidXchange Holdings (1) 13,459 139
Banco Latinoamericano de Comercio Exterior, Class E  2,088 74
Burford Capital  15,332 195
Cannae Holdings  4,362 87
Cantaloupe (1) 4,366 41
Cass Information Systems  1,041 43
Compass Diversified Holdings  5,153 119
Enact Holdings  2,183 71
Essent Group  7,985 435
EVERTEC  4,985 172
Federal Agricultural Mortgage, Class C  700 138
Flywire (1) 9,355 193
HA Sustainable Infrastructure Capital  8,862 238
I3 Verticals, Class A (1) 1,725 40
International Money Express (1) 2,389 50
Jackson Financial, Class A  5,767 502
Marqeta, Class A (1) 36,570 139
Merchants Bancorp  1,354 49
Mr. Cooper Group (1) 4,826 463
NCR Atleos (1) 5,588 189
NewtekOne  1,986 25
NMI Holdings, Class A (1) 6,029 222
Onity Group (1) 468 14
Pagseguro Digital, Class A (1)(2) 14,315 90
Payoneer Global (1) 22,274 224
Paysafe (1)(2) 2,385 41
Paysign (1) 2,168 6
PennyMac Financial Services  2,040 208
Priority Technology Holdings (1) 1,624 19
Radian Group  11,601 368
Remitly Global (1) 11,448 258

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Repay Holdings (1) 6,567 50
Sezzle (1) 175 45
StoneCo, Class A (1) 22,121 176
SWK Holdings (1)(2) 287 5
Velocity Financial (1) 749 15
Walker & Dunlop  2,459 239
Waterstone Financial  1,266 17
5,443
Insurance  1.9%
Ambac Financial Group (1) 3,599 46
American Coastal Insurance, Class C (1)(2) 1,763 24
AMERISAFE  1,481 76
Baldwin Insurance Group (1) 5,147 199
Bowhead Specialty Holdings (1) 900 32
CNO Financial Group  8,072 300
Crawford, Class A  1,196 14
Donegal Group, Class A  1,219 19
Employers Holdings  1,878 96
Enstar Group (1) 971 313
F&G Annuities & Life  1,456 60
Fidelis Insurance Holdings  3,970 72
Genworth Financial (1) 33,079 231
GoHealth, Class A (1) 368 5
Goosehead Insurance, Class A (1) 1,730 185
Greenlight Capital Re, Class A (1) 2,060 29
Hamilton Insurance Group, Class B (1) 3,087 59
HCI Group  644 75
Heritage Insurance Holdings (1) 1,641 20
Hippo Holdings (1) 1,595 43
Horace Mann Educators  3,177 125
Investors Title  103 24
James River Group Holdings  2,136 10
Kingsway Financial Services (1)(2) 939 8
Lemonade (1)(2) 3,970 146
Maiden Holdings (1) 6,747 11
MBIA  3,396 22
Mercury General  2,064 137
NI Holdings (1) 507 8
Palomar Holdings (1) 1,985 210
ProAssurance (1) 3,888 62
Root, Class A (1) 648 47
Safety Insurance Group  1,116 92
Selective Insurance Group  4,654 435

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Selectquote (1) 10,761 40
SiriusPoint (1) 7,123 117
Skyward Specialty Insurance Group (1) 2,863 145
Stewart Information Services  2,086 141
Tiptree  1,940 40
Trupanion (1)(2) 2,554 123
United Fire Group  1,661 47
Universal Insurance Holdings  1,781 38
3,926
Mortgage Real Estate Investment Trusts  0.9%
Advanced Flower Capital, REIT (2) 1,292 11
AG Mortgage Investment Trust, REIT  2,051 14
Angel Oak Mortgage REIT, REIT  792 7
Apollo Commercial Real Estate Finance, REIT (2) 10,497 91
Arbor Realty Trust, REIT (2) 14,092 195
Ares Commercial Real Estate, REIT (2) 4,362 26
ARMOUR Residential REIT, REIT  4,285 81
Blackstone Mortgage Trust, Class A, REIT  13,339 232
BrightSpire Capital, REIT  10,117 57
Chicago Atlantic Real Estate Finance, REIT  1,423 22
Chimera Investment, REIT  6,127 86
Claros Mortgage Trust (2) 6,439 29
Dynex Capital, REIT (2) 5,955 75
Ellington Financial, REIT (2) 6,564 80
Franklin BSP Realty Trust, REIT  6,253 78
Granite Point Mortgage Trust, REIT  3,857 11
Invesco Mortgage Capital, REIT (2) 4,138 33
KKR Real Estate Finance Trust, REIT  4,407 44
Ladder Capital, REIT  8,632 97
MFA Financial, REIT (2) 7,789 79
New York Mortgage Trust, REIT  6,742 41
Nexpoint Real Estate Finance, REIT  543 8
Orchid Island Capital, REIT (2) 5,914 46
PennyMac Mortgage Investment Trust, REIT  6,612 83
Ready Capital, REIT (2) 12,294 84
Redwood Trust, REIT  10,041 66
Seven Hills Realty Trust, REIT  900 12
Sunrise Realty Trust, REIT (2) 371 5
TPG RE Finance Trust, REIT  4,457 38
Two Harbors Investment, REIT  7,849 93
1,824
Total Financials 38,078

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  16.4%
Biotechnology  8.3%
2seventy bio (1)(2) 3,405 10
4D Molecular Therapeutics (1) 3,754 21
89bio (1) 6,419 50
Absci (1)(2) 5,644 15
ACADIA Pharmaceuticals (1) 9,258 170
ACELYRIN (1) 5,437 17
Achieve Life Sciences (1) 2,475 9
Acrivon Therapeutics (1) 832 5
Actinium Pharmaceuticals (1)(2) 2,219 3
Acumen Pharmaceuticals (1) 3,108 5
ADC Therapeutics (1) 6,204 12
ADMA Biologics (1) 17,259 296
Aduro Biotech, CVR (1)(3) 35 —
Adverum Biotechnologies (1)(2) 1,503 7
Aerovate Therapeutics (1) 719 2
Agenus (1)(2) 1,464 4
Agios Pharmaceuticals (1) 4,375 144
Akebia Therapeutics (1)(2) 15,556 30
Akero Therapeutics (1) 5,247 146
Aldeyra Therapeutics (1) 3,836 19
Alector (1) 6,019 11
Alkermes (1) 12,329 355
Allogene Therapeutics (1)(2) 9,283 20
Altimmune (1)(2) 5,280 38
ALX Oncology Holdings (1)(2) 2,369 4
Amicus Therapeutics (1) 22,550 212
AnaptysBio (1)(2) 1,759 23
Anavex Life Sciences (1)(2) 5,849 63
Anika Therapeutics (1) 926 15
Annexon (1) 7,339 38
Apogee Therapeutics (1) 2,936 133
Applied Therapeutics (1) 7,342 6
Arbutus Biopharma (1) 11,618 38
Arcellx (1) 3,296 253
Arcturus Therapeutics Holdings (1)(2) 1,687 29
Arcus Biosciences (1) 4,156 62
Arcutis Biotherapeutics (1) 8,296 116
Ardelyx (1) 18,294 93
ArriVent Biopharma (1)(2) 2,203 59
Arrowhead Pharmaceuticals (1) 9,254 174
ARS Pharmaceuticals (1) 3,875 41

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Artiva Biotherapeutics (1) 1,130 11
Astria Therapeutics (1) 3,692 33
Atossa Therapeutics (1)(2) 9,139 9
Aura Biosciences (1)(2) 3,450 28
Aurinia Pharmaceuticals (1) 10,419 94
Avid Bioservices (1) 4,755 59
Avidity Biosciences (1) 8,511 248
Avita Medical (1)(2) 2,114 27
Beam Therapeutics (1) 5,916 147
Bicara Therapeutics (1) 1,463 26
BioCryst Pharmaceuticals (1) 15,954 120
Biohaven (1) 6,624 247
Biomea Fusion (1)(2) 2,035 8
Black Diamond Therapeutics (1) 2,659 6
Bluebird Bio (1)(2) 615 5
Blueprint Medicines (1) 4,865 424
Boundless Bio (1) 1,891 5
Bridgebio Pharma (1) 10,748 295
C4 Therapeutics (1) 4,982 18
Cabaletta Bio (1) 3,025 7
CAMP4 Therapeutics (1) 522 3
Candel Therapeutics (1) 1,831 16
Capricor Therapeutics (1) 2,823 39
Cardiff Oncology (1)(2) 2,920 13
CareDx (1) 3,850 82
Cargo Therapeutics (1) 2,543 37
Caribou Biosciences (1)(2) 5,667 9
Cartesian Therapeutics (1) 760 14
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 13
Catalyst Pharmaceuticals (1) 8,548 178
Celcuity (1) 2,528 33
Celldex Therapeutics (1) 4,990 126
Century Therapeutics (1) 3,398 3
CervoMed (1)(2) 403 1
CG oncology (1) 3,590 103
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cibus (1) 1,082 3
Climb Bio (1) 2,149 4
Cogent Biosciences (1) 7,009 55
Coherus Biosciences (1)(2) 9,190 13
Compass Therapeutics (1) 9,153 13
Corbus Pharmaceuticals Holdings (1) 1,010 12
Crinetics Pharmaceuticals (1) 6,714 343

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cullinan Therapeutics (1) 4,158 51
Cytokinetics (1) 8,745 411
Day One Biopharmaceuticals (1) 3,976 50
Denali Therapeutics (1) 9,560 195
Design Therapeutics (1)(2) 2,333 14
Dianthus Therapeutics (1)(2) 1,767 39
Disc Medicine (1) 1,502 95
Dynavax Technologies (1) 10,177 130
Dyne Therapeutics (1) 6,352 150
Editas Medicine (1)(2) 6,357 8
Elevation Oncology (1) 3,790 2
Enanta Pharmaceuticals (1) 1,572 9
Entrada Therapeutics (1) 1,838 32
Erasca (1) 14,628 37
Fate Therapeutics (1)(2) 8,305 14
Fennec Pharmaceuticals (1)(2) 1,710 11
Fibrobiologics (1) 1,861 4
Foghorn Therapeutics (1) 1,920 9
Galectin Therapeutics (1)(2) 1,650 2
Generation Bio (1) 4,214 4
Geron (1) 45,542 161
Greenwich Lifesciences (1) 442 5
GTx, CVR (1)(3) 1 —
Gyre Therapeutics (1)(2) 534 6
Halozyme Therapeutics (1) 9,543 456
Heron Therapeutics (1)(2) 8,205 13
HilleVax (1) 2,200 5
Humacyte (1)(2) 6,543 33
Ideaya Biosciences (1) 6,501 167
IGM Biosciences (1)(2) 1,067 7
ImmunityBio (1)(2) 11,076 28
Immunome (1) 4,055 43
Immunovant (1) 4,486 111
Inhibrx, CVR (1)(3) 2,250 —
Inhibrx Biosciences (1) 798 12
Inmune Bio (1) 900 4
Inovio Pharmaceuticals (1) 1,808 3
Inozyme Pharma (1)(2) 3,607 10
Insmed (1) 13,242 914
Intellia Therapeutics (1) 7,661 89
Invivyd (1) 5,891 3
Iovance Biotherapeutics (1) 20,900 155
Ironwood Pharmaceuticals (1) 11,131 49

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
iTeos Therapeutics (1) 1,860 14
Janux Therapeutics (1) 2,166 116
Jasper Therapeutics (1) 800 17
KalVista Pharmaceuticals (1) 2,576 22
Keros Therapeutics (1) 2,273 36
Kiniksa Pharmaceuticals International (1) 3,008 60
Kodiak Sciences (1) 2,495 25
Korro Bio (1) 434 17
Krystal Biotech (1) 1,900 298
Kura Oncology (1) 5,516 48
Kymera Therapeutics (1) 3,575 144
Kyverna Therapeutics (1)(2) 2,366 9
Larimar Therapeutics (1) 2,961 11
LENZ Therapeutics (2) 939 27
Lexeo Therapeutics (1)(2) 1,720 11
Lexicon Pharmaceuticals (1)(2) 8,220 6
Lineage Cell Therapeutics (1)(2) 10,661 5
Lyell Immunopharma (1) 11,054 7
MacroGenics (1)(2) 4,854 16
Madrigal Pharmaceuticals (1) 1,375 424
MannKind (1) 20,470 132
MeiraGTx Holdings (1) 3,462 21
Mersana Therapeutics (1) 8,565 12
Metagenomi (1) 2,226 8
MiMedx Group (1) 8,983 86
Mineralys Therapeutics (1)(2) 2,130 26
Mirum Pharmaceuticals (1) 3,065 127
Monte Rosa Therapeutics (1)(2) 3,010 21
Myriad Genetics (1) 6,920 95
Neurogene (1) 763 17
Nkarta (1) 3,723 9
Novavax (1)(2) 11,753 95
Nurix Therapeutics (1) 5,352 101
Nuvalent, Class A (1) 2,700 211
Ocugen (1) 23,842 19
Olema Pharmaceuticals (1) 2,969 17
Organogenesis Holdings (1) 6,061 19
ORIC Pharmaceuticals (1) 4,632 37
Outlook Therapeutics (1)(2) 1,299 2
Ovid therapeutics (1) 3,876 4
PepGen (1) 1,100 4
Perspective Therapeutics (1)(2) 4,194 13
Poseida Therapeutics (1) 5,437 52

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Praxis Precision Medicines (1) 1,334 103
Precigen (1)(2) 11,755 13
Prelude Therapeutics (1)(2) 1,020 1
Prime Medicine (1)(2) 3,994 12
ProKidney (1) 7,581 13
Protagonist Therapeutics (1) 4,516 174
Prothena (1) 3,178 44
PTC Therapeutics (1) 5,825 263
Puma Biotechnology (1) 3,003 9
Pyxis Oncology (1)(2) 3,512 5
Q32 Bio (1)(2) 449 2
RAPT Therapeutics (1) 1,901 3
Recursion Pharmaceuticals, Class A (1)(2) 19,118 129
REGENXBIO (1) 3,432 27
Regulus Therapeutics (1) 4,594 7
Relay Therapeutics (1) 9,363 39
Renovaro (1)(2) 9,147 8
Replimune Group (1) 4,766 58
REVOLUTION Medicines (1) 12,866 563
Rhythm Pharmaceuticals (1) 4,206 235
Rigel Pharmaceuticals (1)(2) 1,407 24
Rocket Pharmaceuticals (1) 5,134 65
Sage Therapeutics (1) 4,292 23
Sana Biotechnology (1)(2) 10,025 16
Savara (1)(2) 9,280 29
Scholar Rock Holding (1) 5,980 258
Sera Prognostics, Class A (1)(2) 2,324 19
Shattuck Labs (1)(2) 2,823 3
Skye Bioscience (1) 1,254 4
Soleno Therapeutics (1) 1,952 88
Solid Biosciences (1) 1,637 7
SpringWorks Therapeutics (1) 5,286 191
Spyre Therapeutics (1) 2,713 63
Stoke Therapeutics (1) 2,646 29
Summit Therapeutics (1)(2) 7,126 127
Sutro Biopharma (1) 5,814 11
Syndax Pharmaceuticals (1) 6,363 84
Tango Therapeutics (1) 3,332 10
Taysha Gene Therapies (1) 12,844 22
Tenaya Therapeutics (1)(2) 4,112 6
Tevogen Bio Holdings (1) 2,273 2
TG Therapeutics (1) 10,691 322
Tobira Therapeutics, CVR (1)(3) 25 —

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tourmaline Bio (1) 1,711 35
Travere Therapeutics (1) 5,850 102
TScan Therapeutics (1)(2) 2,713 8
Twist Bioscience (1) 4,506 209
Tyra Biosciences (1)(2) 1,519 21
Upstream Bio (1) 1,320 22
UroGen Pharma (1)(2) 2,926 31
Vanda Pharmaceuticals (1)(2) 4,465 21
Vaxcyte (1) 9,539 781
Vera Therapeutics (1) 3,375 143
Veracyte (1) 5,902 234
Verastem (1)(2) 3,372 17
Vericel (1) 3,771 207
Verve Therapeutics (1) 5,288 30
Vir Biotechnology (1) 6,998 51
Viridian Therapeutics (1) 5,572 107
Voyager Therapeutics (1) 3,623 21
Werewolf Therapeutics (1) 2,308 3
X4 Pharmaceuticals (1)(2) 13,342 10
XBiotech (1) 1,387 5
Xencor (1) 5,129 118
XOMA Royalty (1) 595 16
Y-mAbs Therapeutics (1) 2,731 21
Zenas Biopharma (1) 1,164 10
Zentalis Pharmaceuticals (1)(2) 4,970 15
Zura Bio (1)(2) 3,266 8
Zymeworks (1) 4,131 60
17,077
Health Care Equipment & Supplies  3.0%
Accuray (1) 7,055 14
Alphatec Holdings (1)(2) 7,988 73
AngioDynamics (1) 2,998 28
Artivion (1) 3,015 86
AtriCure (1) 3,657 112
Avanos Medical (1) 3,453 55
Axogen (1) 3,170 52
Bioventus, Class A (1) 2,807 30
Ceribell (1) 933 24
Cerus (1) 14,104 22
CONMED  2,386 163
CVRx (1) 1,005 13
Embecta  4,500 93
Fractyl Health (1)(2) 2,604 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Glaukos (1) 3,762 564
Haemonetics (1) 3,847 300
ICU Medical (1) 1,639 254
Inari Medical (1) 4,067 208
Inmode (1) 5,451 91
Inogen (1) 1,691 16
Integer Holdings (1) 2,553 338
Integra LifeSciences Holdings (1) 5,226 119
iRadimed  599 33
iRhythm Technologies (1) 2,393 216
Lantheus Holdings (1) 5,296 474
LeMaitre Vascular  1,570 145
LivaNova (1) 4,174 193
Merit Medical Systems (1) 4,378 423
Neogen (1) 16,776 204
NeuroPace (1) 1,013 11
Nevro (1) 2,740 10
Novocure (1) 8,179 244
Omnicell (1) 3,530 157
OraSure Technologies (1) 5,394 20
Orchestra BioMed Holdings (1)(2) 1,670 7
Orthofix Medical (1) 2,703 47
OrthoPediatrics (1) 1,217 28
Paragon 28 (1)(2) 3,633 38
PROCEPT BioRobotics (1) 3,420 275
Pulmonx (1) 2,685 18
Pulse Biosciences (1) 1,325 23
RxSight (1) 2,774 95
Sanara Medtech (1) 275 9
Semler Scientific (1) 397 21
SI-BONE (1) 3,258 46
Sight Sciences (1) 2,499 9
STAAR Surgical (1) 3,833 93
Stereotaxis (1) 4,067 9
Surmodics (1) 1,024 41
Tactile Systems Technology (1) 1,768 30
Tandem Diabetes Care (1)(2) 5,071 183
TransMedics Group (1)(2) 2,498 156
Treace Medical Concepts (1) 3,961 30
UFP Technologies (1) 559 137
Utah Medical Products  251 15
Varex Imaging (1) 2,907 42
Zimvie (1) 2,015 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zynex (1)(2) 1,133 9
6,179
Health Care Providers & Services  2.8%
Accolade (1) 5,988 21
AdaptHealth (1) 7,679 73
Addus HomeCare (1) 1,342 168
agilon health (1) 24,353 46
AirSculpt Technologies (1)(2) 1,045 5
Alignment Healthcare (1) 7,618 86
AMN Healthcare Services (1) 3,005 72
Ardent Health Partners (1) 859 15
Astrana Health (1) 3,326 105
Aveanna Healthcare Holdings (1)(2) 3,820 17
BrightSpring Health Services (1)(2) 4,061 69
Brookdale Senior Living (1)(2) 14,867 75
Castle Biosciences (1) 1,943 52
Community Health Systems (1) 9,385 28
Concentra Group Holdings Parent  8,508 168
CorVel (1) 2,043 227
Cross Country Healthcare (1) 2,561 47
DocGo (1)(2) 8,225 35
Enhabit (1) 3,762 29
Ensign Group  4,267 567
Fulgent Genetics (1)(2) 1,514 28
GeneDx Holdings (1) 993 76
Guardant Health (1) 9,023 276
HealthEquity (1) 6,595 633
Hims & Hers Health (1) 14,524 351
InfuSystem Holdings (1) 1,766 15
Innovage Holding (1) 1,322 5
Joint (1) 1,025 11
LifeStance Health Group (1) 10,630 78
ModivCare (1) 815 10
Nano-X Imaging (1)(2) 4,056 29
National HealthCare  970 104
National Research  1,102 19
NeoGenomics (1) 9,857 162
OPKO Health (1)(2) 24,266 36
Option Care Health (1) 13,147 305
Oscar Health, Class A (1) 15,300 206
Owens & Minor (1) 5,863 77
PACS Group (1) 2,899 38
Patterson  6,102 188

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pediatrix Medical Group (1) 6,682 88
Pennant Group (1) 2,495 66
Performant Healthcare (1) 5,148 16
Privia Health Group (1) 7,891 154
Progyny (1) 6,009 104
Quipt Home Medical (1)(2) 2,664 8
RadNet (1) 5,061 353
Select Medical Holdings  8,372 158
Sonida Senior Living (1)(2) 424 10
Surgery Partners (1) 5,929 126
Talkspace (1)(2) 9,173 28
U.S. Physical Therapy  1,136 101
Viemed Healthcare (1) 2,795 22
5,786
Health Care Technology  0.3%
Definitive Healthcare (1) 3,765 15
Evolent Health, Class A (1) 8,943 101
Health Catalyst (1) 4,515 32
HealthStream  1,907 61
LifeMD (1) 3,033 15
OptimizeRx (1) 1,315 6
Phreesia (1) 4,214 106
Schrodinger (1) 4,302 83
Simulations Plus  1,182 33
Teladoc Health (1) 13,288 121
Waystar Holding (1) 3,280 120
693
Life Sciences Tools & Services  0.3%
Adaptive Biotechnologies (1) 9,033 54
Akoya Biosciences (1)(2) 1,594 4
BioLife Solutions (1) 2,808 73
ChromaDex (1) 3,559 19
Codexis (1) 6,438 31
Conduit Pharmaceuticals (1) 2,132 —
CryoPort (1) 3,505 27
Cytek Biosciences (1) 9,458 61
Harvard Bioscience (1) 2,632 6
Lifecore Biomedical (1) 1,566 12
Maravai LifeSciences Holdings, Class A (1) 8,238 45
MaxCyte (1)(2) 7,801 32
Mesa Laboratories  403 53
Nautilus Biotechnology (1) 3,273 6
Omniab (1) 6,953 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 21,150 39
Quanterix (1) 2,669 28
Quantum-Si (1)(2) 8,603 23
Standard BioTools (1)(2) 21,870 38
576
Pharmaceuticals  1.7%
Alto Neuroscience (1) 1,555 7
Alumis (1)(2) 940 7
Amneal Pharmaceuticals (1) 12,373 98
Amphastar Pharmaceuticals (1) 2,914 108
ANI Pharmaceuticals (1) 1,439 80
Aquestive Therapeutics (1) 5,779 21
Arvinas (1) 4,866 93
Atea Pharmaceuticals (1) 5,622 19
Avadel Pharmaceuticals (1)(2) 7,207 76
Axsome Therapeutics (1) 2,824 239
BioAge Labs (1) 919 5
Biote, Class A (1) 1,931 12
Cassava Sciences (1)(2) 3,016 7
Collegium Pharmaceutical (1) 2,429 70
Contineum Therapeutics, Class A (1) 916 13
Corcept Therapeutics (1)(2) 6,195 312
CorMedix (1) 4,548 37
Edgewise Therapeutics (1) 5,616 150
Enliven Therapeutics (1)(2) 2,687 60
Esperion Therapeutics (1) 14,093 31
Evolus (1) 4,235 47
EyePoint Pharmaceuticals (1) 5,039 38
Fulcrum Therapeutics (1) 5,003 23
Harmony Biosciences Holdings (1) 2,907 100
Harrow (1) 2,324 78
Innoviva (1) 4,300 75
Ligand Pharmaceuticals (1) 1,341 144
Liquidia (1) 4,862 57
Lyra Therapeutics (1) 5,483 1
MBX Biosciences (1) 852 16
MediWound (1)(2) 585 10
Mind Medicine MindMed (1)(2) 6,192 43
Nektar Therapeutics (1) 12,692 12
Neumora Therapeutics (1) 6,420 68
Nuvation Bio (1)(2) 13,796 37

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ocular Therapeutix (1)(2) 12,039 103
Omeros (1) 4,431 44
Pacira BioSciences (1) 3,471 65
Phathom Pharmaceuticals (1)(2) 2,918 24
Phibro Animal Health, Class A  1,526 32
Pliant Therapeutics (1) 4,473 59
Prestige Consumer Healthcare (1) 3,796 296
Rapport Therapeutics (1) 659 12
Revance Therapeutics (1) 7,721 23
Scilex Holding (1) 2,710 1
scPharmaceuticals (1)(2) 2,863 10
Septerna (1) 1,408 32
SIGA Technologies  3,626 22
Supernus Pharmaceuticals (1) 3,874 140
Tarsus Pharmaceuticals (1) 2,845 157
Telomir Pharmaceuticals (1) 1,384 6
Terns Pharmaceuticals (1) 5,426 30
Theravance Biopharma (1) 2,753 26
Third Harmonic Bio (1) 1,493 15
Trevi Therapeutics (1) 5,000 21
Ventyx Biosciences (1)(2) 4,649 10
Verrica Pharmaceuticals (1)(2) 1,287 1
WaVe Life Sciences (1) 7,031 87
Xeris Biopharma Holdings (1) 11,061 37
Zevra Therapeutics (1) 4,078 34
3,481
Total Health Care 33,792
INDUSTRIALS & BUSINESS SERVICES  17.6%
Aerospace & Defense  1.4%
AAR (1) 2,700 166
AeroVironment (1) 2,151 331
AerSale (1) 2,549 16
Archer Aviation, Class A (1)(2) 17,874 174
Astronics (1) 2,167 35
Byrna Technologies (1)(2) 1,365 39
Cadre Holdings  1,990 64
Ducommun (1) 1,078 69
Eve Holding (1)(2) 4,001 22
Intuitive Machines (1)(2) 2,430 44
Kratos Defense & Security Solutions (1) 11,339 299
Leonardo DRS (1) 5,703 184
Mercury Systems (1) 4,019 169
Moog, Class A  2,173 428

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Presto Industries  401 40
Park Aerospace  1,389 20
Redwire (1)(2) 1,830 30
Rocket Lab USA (1) 26,732 681
Triumph Group (1) 5,574 104
V2X (1) 1,086 52
Virgin Galactic Holdings (1)(2) 2,276 13
VirTra (1)(2) 796 5
2,985
Air Freight & Logistics  0.2%
Air Transport Services Group (1) 3,901 86
Forward Air (1) 1,961 63
Hub Group, Class A  4,608 205
Radiant Logistics (1) 2,795 19
373
Building Products  1.4%
American Woodmark (1) 1,207 96
Apogee Enterprises  1,688 121
AZZ  2,246 184
Caesarstone (1) 1,525 6
CSW Industrials  1,282 452
Gibraltar Industries (1) 2,357 139
Griffon  2,891 206
Insteel Industries  1,390 38
Janus International Group (1) 11,025 81
JELD-WEN Holding (1) 6,396 52
Masterbrand (1) 9,761 143
Quanex Building Products  3,510 85
Resideo Technologies (1) 11,169 257
Tecnoglass (2) 1,739 138
UFP Industries  4,652 524
Zurn Elkay Water Solutions  11,022 411
2,933
Commercial Services & Supplies  1.8%
ABM Industries  4,835 247
ACCO Brands  6,990 37
ACV Auctions, Class A (1) 11,319 244
Aris Water Solutions, Class A  2,110 50
Bridger Aerospace Group Holdings (1) 759 2
BrightView Holdings (1) 4,436 71
Brink's  3,398 315
Casella Waste Systems, Class A (1) 4,803 508

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CECO Environmental (1) 2,287 69
Cimpress (1) 1,293 93
CompX International  107 3
CoreCivic (1) 8,445 184
Deluxe  3,432 77
Driven Brands Holdings (1) 4,659 75
Ennis  1,960 41
Enviri (1) 5,920 46
GEO Group (1) 9,760 273
Healthcare Services Group (1) 5,842 68
HNI  3,654 184
Interface  4,355 106
LanzaTech Global (1)(2) 8,002 11
Liquidity Services (1) 1,604 52
Matthews International, Class A  2,322 64
MillerKnoll  5,385 122
Montrose Environmental Group (1) 2,507 46
NL Industries  586 5
OPENLANE (1) 8,301 165
Perma-Fix Environmental Services (1) 1,140 13
Pitney Bowes  12,418 90
Quad/Graphics  2,475 17
Quest Resource Holding (1)(2) 1,245 8
Steelcase, Class A  7,038 83
UniFirst  1,162 199
Viad (1) 1,598 68
Virco Mfg.  754 8
VSE  1,340 127
3,771
Construction & Engineering  1.7%
Ameresco, Class A (1)(2) 2,513 59
Arcosa  3,716 359
Argan  975 134
Bowman Consulting Group (1) 1,094 27
Centuri Holdings (1) 1,270 25
Concrete Pumping Holdings (1) 1,947 13
Construction Partners, Class A (1) 3,290 291
Dycom Industries (1) 2,175 379
Fluor (1) 13,123 647
Granite Construction  3,375 296
Great Lakes Dredge & Dock (1) 5,164 58
IES Holdings (1) 634 127
Limbach Holdings (1) 799 68

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Matrix Service (1) 1,977 24
MYR Group (1) 1,236 184
Northwest Pipe (1) 724 35
Orion Group Holdings (1) 2,697 20
Primoris Services  4,093 313
Southland Holdings (1) 912 3
Sterling Infrastructure (1) 2,283 385
Tutor Perini (1) 3,278 79
3,526
Electrical Equipment  1.3%
Allient  1,193 29
American Superconductor (1) 2,662 66
Amprius Technologies (1) 1,594 4
Array Technologies (1)(2) 11,896 72
Atkore  2,753 230
Blink Charging (1) 6,804 9
Bloom Energy, Class A (1) 15,389 342
ChargePoint Holdings (1)(2) 29,381 31
Energy Vault Holdings (1)(2) 7,782 18
EnerSys  3,059 283
Enovix (1)(2) 12,542 136
Fluence Energy (1)(2) 4,818 76
Freyr Battery (1)(2) 9,407 24
FuelCell Energy (1)(2) 1,290 12
GrafTech International (1)(2) 19,809 34
LSI Industries  2,153 42
NANO Nuclear Energy (1)(2) 387 10
Net Power (1)(2) 1,768 19
NEXTracker, Class A (1) 11,039 403
NuScale Power (1) 6,453 116
Plug Power (1)(2) 60,711 129
Powell Industries (2) 722 160
Preformed Line Products  181 23
SES AI (1)(2) 10,951 24
Shoals Technologies Group, Class A (1) 12,950 72
SolarMax Technology (1) 3,527 6
Solidion Technology (1) 5,452 4
Stem (1)(2) 10,858 7
Sunrun (1) 16,706 154
Thermon Group Holdings (1) 2,592 75
TPI Composites (1)(2) 3,457 7
Ultralife (1) 742 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vicor (1) 1,725 83
2,705
Ground Transportation  0.4%
ArcBest  1,801 168
Covenant Logistics Group  625 34
FTAI Infrastructure  7,691 56
Heartland Express  3,466 39
Hertz Global Holdings (1)(2) 9,169 33
Marten Transport  4,521 71
Pamt (1) 432 7
Proficient Auto Logistics (1) 1,073 9
RXO (1) 12,240 292
Universal Logistics Holdings (2) 509 23
Werner Enterprises  4,714 169
901
Industrial Conglomerates  0.0%
Brookfield Business, Class A  2,039 49
49
Machinery  3.9%
374Water (1)(2) 4,150 3
3D Systems (1) 9,685 32
Alamo Group  793 147
Albany International, Class A  2,388 191
Astec Industries  1,706 57
Atmus Filtration Technologies  6,408 251
Barnes Group  3,590 170
Blue Bird (1) 2,522 97
Chart Industries (1) 3,304 631
Columbus McKinnon  2,144 80
Commercial Vehicle Group (1) 2,104 5
Douglas Dynamics  1,684 40
Eastern  379 10
Energy Recovery (1) 4,337 64
Enerpac Tool Group  4,161 171
Enpro  1,605 277
ESCO Technologies  1,979 264
Federal Signal  4,602 425
Franklin Electric  3,470 338
Gencor Industries (1) 824 15
Gorman-Rupp  1,636 62
Graham (1) 826 37
Greenbrier  2,365 144

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Helios Technologies  2,568 115
Hillenbrand  5,407 166
Hillman Solutions (1) 15,140 147
Hyliion Holdings (1) 10,655 28
Hyster-Yale  905 46
John Bean Technologies  3,596 457
Kadant  899 310
Kennametal  6,028 145
L B Foster, Class A (1) 646 17
Lindsay  822 97
Luxfer Holdings  2,038 27
Manitowoc (1) 2,650 24
Mayville Engineering (1)(2) 941 15
Miller Industries  867 57
Mueller Industries  8,587 681
Mueller Water Products, Class A  11,882 267
NN (1) 3,332 11
Omega Flex  253 11
Park-Ohio Holdings  642 17
Proto Labs (1) 1,954 76
REV Group  3,968 126
Shyft Group  2,514 29
SPX Technologies (1) 3,461 504
Standex International  889 166
Taylor Devices (1) 258 11
Tennant  1,437 117
Terex  5,097 236
Titan International (1) 3,736 25
Trinity Industries  6,281 220
Twin Disc  811 10
Wabash National  3,255 56
Watts Water Technologies, Class A  2,095 426
8,151
Marine Transportation  0.3%
Costamare  3,239 42
Genco Shipping & Trading  3,166 44
Golden Ocean Group  9,240 83
Himalaya Shipping  2,252 11
Matson  2,507 338
Pangaea Logistics Solutions  2,295 12
Safe Bulkers  4,741 17
547

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines  0.5%
Allegiant Travel  1,202 113
Blade Air Mobility (1) 4,565 20
Frontier Group Holdings (1)(2) 3,127 22
JetBlue Airways (1) 24,195 190
Joby Aviation (1) 33,336 271
SkyWest (1) 3,035 304
Sun Country Airlines Holdings (1) 3,033 44
Wheels Up Experience (1)(2) 6,435 11
975
Professional Services  2.2%
Alight, Class A  32,260 223
Asure Software (1) 1,758 17
Barrett Business Services  1,986 86
BlackSky Technology (1)(2) 1,960 21
CBIZ (1) 3,673 301
Conduent (1) 12,437 50
CRA International  513 96
CSG Systems International  2,288 117
DLH Holdings (1) 633 5
ExlService Holdings (1) 12,085 536
Exponent  3,871 345
First Advantage (1) 4,646 87
FiscalNote Holdings (1)(2) 3,954 4
Forrester Research (1) 822 13
Franklin Covey (1) 841 32
Heidrick & Struggles International  1,568 69
HireQuest (2) 364 5
Huron Consulting Group (1) 1,358 169
IBEX (1) 669 14
ICF International  1,427 170
Innodata (1) 2,106 83
Insperity  2,760 214
Kelly Services, Class A  2,296 32
Kforce  1,383 78
Korn Ferry  3,971 268
Legalzoom.com (1) 9,707 73
Maximus  4,606 344
Mistras Group (1) 1,521 14
NV5 Global (1) 4,346 82
Planet Labs PBC (1) 16,838 68
Resources Connection  2,539 22
Spire Global (1)(2) 1,742 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TriNet Group  2,456 223
TrueBlue (1) 2,161 18
TTEC Holdings  1,529 8
Upwork (1) 9,632 158
Verra Mobility (1) 12,628 305
Willdan Group (1) 940 36
WNS Holdings (1) 3,322 157
4,568
Trading Companies & Distributors  2.5%
Alta Equipment Group (2) 1,906 12
Applied Industrial Technologies  2,956 708
Beacon Roofing Supply (1) 4,770 484
BlueLinx Holdings (1) 634 65
Boise Cascade  2,983 355
Custom Truck One Source (1) 3,647 17
Distribution Solutions Group (1)(2) 774 27
DNOW (1) 8,152 106
DXP Enterprises (1) 974 80
EVI Industries  423 7
FTAI Aviation  7,801 1,124
GATX  2,731 423
Global Industrial  1,017 25
GMS (1) 3,028 257
H&E Equipment Services  2,490 122
Herc Holdings  2,154 408
Hudson Technologies (1) 3,382 19
Karat Packaging  487 15
McGrath RentCorp  1,876 210
MRC Global (1) 6,394 82
Rush Enterprises, Class A  4,653 255
Rush Enterprises, Class B  682 37
Titan Machinery (1) 1,593 22
Transcat (1)(2) 689 73
Willis Lease Finance (2) 225 47
Xometry, Class A (1)(2) 3,244 138
5,118
Transportation Infrastructure  0.0%
Sky Harbour Group (1) 837 10
10
Total Industrials & Business Services 36,612

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  13.8%
Communications Equipment  0.7%
ADTRAN Holdings (1) 5,997 50
Applied Optoelectronics (1) 3,107 114
Aviat Networks (1) 802 15
Calix (1) 4,534 158
Clearfield (1) 969 30
CommScope Holding (1)(2) 16,653 87
Digi International (1) 2,773 84
Extreme Networks (1) 9,919 166
Harmonic (1) 8,529 113
Infinera (1)(2) 15,380 101
NETGEAR (1) 2,119 59
NetScout Systems (1) 5,350 116
Ribbon Communications (1) 6,843 28
Viasat (1)(2) 9,593 82
Viavi Solutions (1) 17,017 172
1,375
Electronic Equipment, Instruments & Components  3.0%
908 Devices (1) 1,445 3
Advanced Energy Industries  2,867 332
Aeva Technologies (1)(2) 1,561 7
Arlo Technologies (1) 7,384 83
Badger Meter  2,261 480
Bel Fuse, Class A  126 11
Bel Fuse, Class B  791 65
Belden  3,105 350
Benchmark Electronics  2,756 125
Climb Global Solutions  335 43
CTS  2,326 123
Daktronics (1) 3,014 51
ePlus (1) 2,015 149
Evolv Technologies Holdings (1)(2) 10,449 41
Fabrinet (1) 2,804 617
FARO Technologies (1) 1,539 39
Insight Enterprises (1) 2,086 317
Itron (1) 3,458 376
Kimball Electronics (1) 1,822 34
Knowles (1) 6,717 134
Lightwave Logic (1)(2) 8,952 19
Methode Electronics  2,608 31
MicroVision (1)(2) 16,858 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mirion Technologies (1) 15,856 277
Napco Security Technologies  2,676 95
nLight (1) 3,462 36
Novanta (1) 2,745 419
OSI Systems (1) 1,219 204
Ouster (1)(2) 3,484 43
PAR Technology (1) 2,586 188
PC Connection  884 61
Plexus (1) 2,053 321
Powerfleet (1) 7,414 49
Richardson Electronics  1,095 15
Rogers (1) 1,453 148
Sanmina (1) 4,115 311
ScanSource (1) 1,809 86
SmartRent (1) 14,987 26
TTM Technologies (1) 7,727 191
Vishay Intertechnology  9,766 165
Vishay Precision Group (1) 952 22
6,109
IT Services  0.5%
Applied Digital (1) 14,610 112
ASGN (1) 3,311 276
Backblaze, Class A (1) 2,821 17
BigBear.ai Holdings (1)(2) 8,293 37
BigCommerce Holdings, Series 1 (1) 5,266 32
Couchbase (1) 3,041 47
DigitalOcean Holdings (1) 5,022 171
Fastly, Class A (1) 10,165 96
Grid Dynamics Holdings (1) 4,358 97
Hackett Group  1,969 61
Information Services Group  2,741 9
Rackspace Technology (1)(2) 4,762 11
Tucows, Class A (1)(2) 604 10
Unisys (1) 4,927 31
1,007
Semiconductors & Semiconductor Equipment  2.6%
ACM Research, Class A (1)(2) 3,885 59
Aehr Test Systems (1)(2) 2,273 38
Alpha & Omega Semiconductor (1) 1,856 69
Ambarella (1) 2,895 211
Axcelis Technologies (1) 2,493 174
CEVA (1) 1,775 56
Cohu (1) 3,522 94

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Credo Technology Group Holding (1) 10,763 723
Diodes (1) 3,480 215
Everspin Technologies (1) 1,426 9
FormFactor (1) 5,944 261
GCT Semiconductor Holding (1) 632 1
Ichor Holdings (1) 2,567 83
Impinj (1) 1,753 255
indie Semiconductor, Class A (1)(2) 12,835 52
Kulicke & Soffa Industries  4,082 190
MaxLinear (1) 6,083 120
Navitas Semiconductor (1)(2) 10,386 37
NVE  366 30
PDF Solutions (1) 2,360 64
Penguin Solutions (1)(2) 3,938 76
Photronics (1) 4,766 112
Power Integrations  4,329 267
QuickLogic (1) 997 11
Rambus (1) 8,174 432
Rigetti Computing (1)(2) 12,028 184
Semtech (1)(2) 5,563 344
Silicon Laboratories (1) 2,455 305
SiTime (1) 1,424 305
SkyWater Technology (1) 2,171 30
Synaptics (1) 3,038 232
Ultra Clean Holdings (1) 3,416 123
Veeco Instruments (1) 4,295 115
5,277
Software  6.5%
8x8 (1) 9,715 26
A10 Networks  5,554 102
ACI Worldwide (1) 8,070 419
Adeia  8,281 116
Agilysys (1) 1,723 227
Airship AI Holdings (1)(2) 810 5
Alarm.com Holdings (1) 3,639 221
Alkami Technology (1) 4,087 150
Altair Engineering, Class A (1) 4,156 453
Amplitude, Class A (1) 6,098 64
Appian, Class A (1) 3,059 101
Arteris (1) 2,318 24
Asana, Class A (1) 6,177 125
AudioEye (1) 511 8
Aurora Innovation (1) 73,848 465

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AvePoint (1) 9,907 164
Bit Digital (1) 8,940 26
Blackbaud (1) 3,115 230
BlackLine (1) 4,413 268
Blend Labs, Class A (1) 17,894 75
Box, Class A (1) 10,785 341
Braze, Class A (1) 5,068 212
C3.ai, Class A (1) 8,490 292
Cerence (1) 3,176 25
Cipher Mining (1)(2) 15,456 72
Cleanspark (1)(2) 19,224 177
Clearwater Analytics Holdings, Class A (1) 13,687 377
Commvault Systems (1) 3,357 507
Consensus Cloud Solutions (1) 1,344 32
Core Scientific (1) 13,719 193
CS Disco (1) 2,123 11
Daily Journal (1) 105 60
Digimarc (1)(2) 1,128 42
Digital Turbine (1)(2) 6,949 12
Domo, Class B (1) 2,470 17
D-Wave Quantum (1)(2) 7,436 62
E2open Parent Holdings (1) 15,560 41
eGain (1) 1,280 8
Enfusion, Class A (1) 3,717 38
EverCommerce (1) 1,508 17
Freshworks, Class A (1) 15,814 256
Hut 8 (1) 6,229 128
Intapp (1) 4,114 264
InterDigital  1,936 375
Jamf Holding (1) 6,229 88
Kaltura (1) 7,017 15
Life360 (1) 791 33
LiveRamp Holdings (1) 5,061 154
Logility Supply Chain Solutions, Class A  2,384 26
MARA Holdings (1)(2) 21,786 365
Matterport (1) 20,183 96
Meridianlink (1) 2,507 52
Mitek Systems (1) 3,451 38
N-able (1) 5,338 50
NCR Voyix (1) 11,254 156
NextNav (1) 6,000 93
Olo, Class A (1) 8,151 63
ON24 (1) 2,212 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OneSpan (1) 2,954 55
Ooma (1) 1,921 27
Pagaya Technologies, Class A (1)(2) 2,722 25
PagerDuty (1) 6,936 127
Porch Group (1)(2) 6,327 31
Prairie Operating (1) 336 2
Progress Software  3,267 213
PROS Holdings (1) 3,464 76
Q2 Holdings (1) 4,500 453
Qualys (1) 2,841 398
Rapid7 (1) 4,794 193
Red Violet (1) 843 30
Rekor Systems (1)(2) 5,217 8
ReposiTrak (2) 838 19
Rimini Street (1) 4,151 11
Riot Platforms (1) 21,818 223
Roadzen (1) 2,691 6
Sapiens International  2,403 65
SEMrush Holdings, Class A (1) 2,923 35
Silvaco Group (1) 429 3
SolarWinds  4,098 58
SoundHound AI, Class A (1)(2) 23,720 471
SoundThinking (1) 865 11
Sprinklr, Class A (1) 8,837 75
Sprout Social, Class A (1) 3,862 119
SPS Commerce (1) 2,897 533
Telos (1) 3,984 14
Tenable Holdings (1) 9,027 355
Terawulf (1) 20,376 115
Varonis Systems (1) 8,439 375
Verint Systems (1) 4,731 130
Vertex, Class A (1) 4,170 222
Viant Technology, Class A (1) 1,114 21
Weave Communications (1) 3,116 50
WM Technology (1) 6,268 9
Workiva (1) 3,863 423
Xperi (1) 3,645 37
Yext (1) 8,357 53
Zeta Global Holdings, Class A (1) 13,669 246
Zuora, Class A (1) 10,602 105
13,493
Technology Hardware, Storage & Peripherals  0.5%
CompoSecure, Class A  1,962 30

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corsair Gaming (1) 3,697 24
CPI Card Group (1) 361 11
Diebold Nixdorf (1) 1,926 83
Eastman Kodak (1) 4,743 31
Immersion  2,345 21
IonQ (1) 15,450 645
Turtle Beach (1) 1,214 21
Xerox Holdings (2) 8,776 74
940
Total Information Technology 28,201
MATERIALS  4.2%
Chemicals  1.8%
AdvanSix  2,004 57
American Vanguard  1,718 8
Arcadium Lithium (1) 82,932 425
Arq (1) 2,367 18
ASP Isotopes (1) 4,238 19
Aspen Aerogels (1) 4,647 55
Avient  6,905 282
Balchem  2,474 403
Cabot  4,105 375
Core Molding Technologies (1) 714 12
Danimer Scientific, Warrants, 7/15/25 (1) 1,921 —
Ecovyst (1) 9,102 69
Hawkins  1,489 183
HB Fuller  4,198 283
Ingevity (1) 2,812 115
Innospec  1,916 211
Intrepid Potash (1)(2) 818 18
Koppers Holdings  1,531 50
Kronos Worldwide  1,537 15
LSB Industries (1) 3,985 30
Mativ Holdings  4,255 46
Minerals Technologies  2,449 187
Northern Technologies International  572 8
Orion  4,344 69
Perimeter Solutions (1) 10,331 132
PureCycle Technologies (1) 9,581 98
Quaker Chemical  1,069 150
Rayonier Advanced Materials (1) 4,781 39
Sensient Technologies  3,237 231
Stepan  1,651 107
Tronox Holdings  9,195 93

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valhi (2) 173 4
3,792
Construction Materials  0.5%
Knife River (1) 4,346 442
Smith-Midland (1) 327 15
Summit Materials, Class A (1) 9,314 471
United States Lime & Minerals  799 106
1,034
Containers & Packaging  0.2%
Ardagh Metal Packaging  10,686 32
Greif, Class A  1,947 119
Greif, Class B  361 24
Myers Industries  2,843 31
O-I Glass (1) 11,948 130
Pactiv Evergreen  3,179 56
Ranpak Holdings (1) 3,121 21
TriMas  3,156 78
491
Metals & Mining  1.6%
Alpha Metallurgical Resources (1) 840 168
Arch Resources  1,362 192
Caledonia Mining  1,239 12
Carpenter Technology  3,658 621
Century Aluminum (1) 4,094 74
Coeur Mining (1) 30,231 173
Commercial Metals  8,717 432
Compass Minerals International  2,573 29
Constellium (1) 10,011 103
Contango ORE (1) 797 8
Dakota Gold (1) 5,450 12
Hecla Mining  45,141 222
i-80 Gold (1) 22,908 11
Ivanhoe Electric (1)(2) 6,246 47
Kaiser Aluminum  1,214 85
Lifezone Metals (1) 2,990 21
MAC Copper, Class A (1) 4,131 44
Materion  1,585 157
Metallus (1) 3,379 48
Novagold Resources (1) 18,618 62
Olympic Steel (2) 739 24
Perpetua Resources (1) 3,037 32
Piedmont Lithium (1)(2) 1,363 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Radius Recycling  1,960 30
Ramaco Resources, Class A  1,984 20
Ramaco Resources, Class B  447 4
Ryerson Holding  2,151 40
SSR Mining (1) 15,389 107
SunCoke Energy  6,549 70
Tredegar (1) 2,214 17
Universal Stainless & Alloy Products (1) 651 29
Warrior Met Coal  3,984 216
Worthington Steel  2,471 79
3,201
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,283 38
Sylvamo  2,673 211
249
Total Materials 8,767
REAL ESTATE  6.0%
Diversified Real Estate Investment Trusts  0.6%
Alexander & Baldwin, REIT  5,529 98
Alpine Income Property Trust, REIT  946 16
American Assets Trust, REIT  3,723 98
Armada Hoffler Properties, REIT  6,036 62
Broadstone Net Lease, REIT  14,494 230
CTO Realty Growth, REIT  2,219 44
Empire State Realty Trust, Class A, REIT  10,548 109
Essential Properties Realty Trust, REIT  13,425 420
Gladstone Commercial, REIT  3,181 51
Global Net Lease, REIT  15,584 114
NexPoint Diversified Real Estate Trust, REIT (2) 2,543 15
One Liberty Properties, REIT  1,182 32
1,289
Health Care Real Estate Investment Trusts  0.7%
American Healthcare REIT, REIT  11,664 331
CareTrust REIT, REIT  14,236 385
Community Healthcare Trust, REIT  2,021 39
Diversified Healthcare Trust, REIT  16,326 38
Global Medical REIT, REIT  4,542 35
LTC Properties, REIT  3,407 118
National Health Investors, REIT (2) 3,216 223
Sabra Health Care REIT, REIT  18,122 314
Strawberry Fields REIT  450 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Universal Health Realty Income Trust, REIT  954 35
1,523
Hotel & Resort Real Estate Investment Trusts  0.8%
Apple Hospitality REIT, REIT  17,434 268
Braemar Hotels & Resorts, REIT  4,625 14
Chatham Lodging Trust, REIT  3,595 32
DiamondRock Hospitality, REIT  16,012 145
Pebblebrook Hotel Trust, REIT  9,309 126
RLJ Lodging Trust, REIT  11,778 120
Ryman Hospitality Properties, REIT  4,511 471
Service Properties Trust, REIT  12,267 31
Summit Hotel Properties, REIT  8,208 56
Sunstone Hotel Investors, REIT  15,754 186
Xenia Hotels & Resorts, REIT  7,877 117
1,566
Industrial Real Estate Investment Trusts  0.4%
Industrial Logistics Properties Trust, REIT  4,620 17
Innovative Industrial Properties, REIT  2,182 145
LXP Industrial Trust, REIT  22,519 183
Plymouth Industrial REIT, REIT  3,125 56
Terreno Realty, REIT  7,308 432
833
Office Real Estate Investment Trusts  0.7%
Brandywine Realty Trust, REIT  12,934 72
City Office REIT, REIT  2,871 16
COPT Defense Properties, REIT  8,610 266
Douglas Emmett, REIT  12,410 230
Easterly Government Properties, REIT  7,386 84
Franklin Street Properties, REIT  7,040 13
Hudson Pacific Properties, REIT (2) 10,300 31
JBG SMITH Properties, REIT  6,276 96
NET Lease Office Properties, REIT (2) 1,105 35
Orion Office REIT, REIT  3,911 15
Paramount Group, REIT  14,082 70
Peakstone Realty Trust, REIT  2,714 30
Piedmont Office Realty Trust, Class A, REIT  9,393 86
Postal Realty Trust, Class A, REIT  1,786 23
SL Green Realty, REIT  5,396 367
1,434
Real Estate Management & Development  0.6%
American Realty Investors (1)(2) 57 1
Anywhere Real Estate (1) 7,895 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass, Class A (1) 28,191 165
Cushman & Wakefield (1) 17,512 229
eXp World Holdings (2) 6,242 72
Forestar Group (1) 1,411 37
FRP Holdings (1) 1,032 32
Kennedy-Wilson Holdings  8,646 86
Marcus & Millichap  1,823 70
Maui Land & Pineapple (1) 611 13
Newmark Group, Class A  10,201 131
Offerpad Solutions (1) 855 2
Opendoor Technologies (1) 47,790 76
RE/MAX Holdings, Class A (1) 1,531 16
Real Brokerage (1) 7,992 37
Redfin (1) 9,102 72
RMR Group, Class A  1,156 24
St. Joe  2,783 125
Star Holdings (1) 1,052 10
Stratus Properties (1) 454 9
Tejon Ranch (1) 1,565 25
Transcontinental Realty Investors (1)(2) 92 3
1,261
Residential Real Estate Investment Trusts  0.4%
Apartment Investment & Management, Class A, REIT (1) 6,996 64
BRT Apartments, REIT  896 16
Centerspace, REIT  1,264 84
Clipper Realty, REIT  737 3
Elme Communities, REIT  6,811 104
Independence Realty Trust, REIT  17,306 343
NexPoint Residential Trust, REIT  1,712 72
UMH Properties, REIT  5,512 104
Veris Residential, REIT  6,078 101
891
Retail Real Estate Investment Trusts  1.4%
Acadia Realty Trust, REIT  9,042 219
Alexander's, REIT  159 32
CBL & Associates Properties, REIT  1,685 50
Curbline Properties, REIT  7,342 171
FrontView, REIT  1,093 20
Getty Realty, REIT (2) 3,897 117
InvenTrust Properties, REIT  5,987 180
Kite Realty Group Trust, REIT  16,615 419
Macerich, REIT  18,125 361
NETSTREIT, REIT  5,912 84

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Phillips Edison, REIT  9,401 352
Retail Opportunity Investments, REIT  9,582 166
Saul Centers, REIT  836 32
SITE Centers, REIT  3,625 55
Tanger, REIT  8,161 279
Urban Edge Properties, REIT  9,673 208
Whitestone REIT, REIT  3,812 54
2,799
Specialized Real Estate Investment Trusts  0.4%
Farmland Partners, REIT (2) 3,267 38
Four Corners Property Trust, REIT  7,448 202
Gladstone Land, REIT  2,510 27
Outfront Media, REIT  11,602 206
PotlatchDeltic, REIT  6,076 239
Safehold, REIT  4,020 74
Uniti Group, REIT  18,474 102
888
Total Real Estate 12,484
TRUSTS & FUNDS  0.0%
Trusts & Mutual Funds  0.0%
iShares Russell 2000 ETF (2) 462 102
Total Trusts & Funds 102
UTILITIES  2.8%
Electric Utilities  0.8%
ALLETE  4,452 288
Genie Energy, Class B  967 15
Hawaiian Electric Industries (1) 12,799 125
MGE Energy  2,789 262
Otter Tail  3,177 235
Portland General Electric  7,978 348
TXNM Energy  6,896 339
1,612
Gas Utilities  1.0%
Brookfield Infrastructure, Class A (2) 9,190 368
Chesapeake Utilities  1,675 203
New Jersey Resources  7,523 351
Northwest Natural Holding  2,979 118
ONE Gas  4,316 299
RGC Resources  591 12
Southwest Gas Holdings  4,665 330

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Spire  4,354 295
1,976
Independent Power & Renewable Electricity
Producers  0.2%
Altus Power (1) 5,940 24
Montauk Renewables (1)(2) 5,182 21
Ormat Technologies  4,428 300
Sunnova Energy International (1)(2) 8,626 29
374
Multi-Utilities  0.4%
Avista  6,018 221
Black Hills  5,369 314
Northwestern Energy Group  4,735 253
Unitil  1,217 66
854
Water Utilities  0.4%
American States Water  2,865 223
Cadiz (1)(2) 3,493 18
California Water Service Group  4,579 207
Consolidated Water  1,136 29
Global Water Resources  887 10
Middlesex Water  1,343 71
Pure Cycle (1) 1,731 22
SJW Group  2,580 127
York Water  1,063 35
742
Total Utilities 5,558
Total Common Stocks (Cost $192,227) 205,637
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 968,668 969
969
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.272%, 3/20/25 (6) 30,000 30
U.S. Treasury Bills, 4.441%, 2/25/25  30,000 30
U.S. Treasury Bills, 4.497%, 3/13/25 (6) 60,000 59
119
Total Short-Term Investments (Cost $1,088) 1,088

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  6.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.0%
Money Market Funds 6.0%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 12,367,861 12,368
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 12,368
Total Securities Lending Collateral (Cost $12,368) 12,368
Total Investments in Securities
106.2% of Net Assets
(Cost $205,683) $ 219,093
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 5 Russell 2000 E-Mini Index contracts 3/25 562 $ (2)
Net payments (receipts) of variation margin to date 3
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 44 ++
Totals $ — # $ — $ 44 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 10,815 ¤ ¤ $ 13,337
Total $ 13,337 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,337.

T. ROWE PRICE Small-Cap Index Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $205,683) $ 219,093
Receivable for shares sold 250
Dividends receivable 210
Due from affiliates 17
Variation margin receivable on futures contracts 1
Other assets 21
Total assets 219,592
Liabilities
Obligation to return securities lending collateral 12,368
Payable for investment securities purchased 697
Payable for shares redeemed 70
Investment management fees payable 16
Other liabilities 62
Total liabilities 13,213
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 206,379

T. ROWE PRICE Small-Cap Index Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 10,294
Paid-in capital applicable to 13,185,753 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 196,085
NET ASSETS $ 206,379
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $98; Shares outstanding: 6,307) $ 15.60
I Class
(Net assets: $132,082; Shares outstanding: 8,438,169) $ 15.65
Z Class
(Net assets: $74,199; Shares outstanding: 4,741,277) $ 15.65

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6) $ 2,369
Securities lending 176
Other, non cash 158
.
  Interest 6
Other 2
Total income 2,711
Expenses
Investment management 159
Shareholder servicing
I Class 52
Prospectus and shareholder reports
I Class
$
5
Z Class 2 7
Custody and accounting 251
Legal and audit 36
Directors 1
Miscellaneous 14
Waived / paid by Price Associates (348)
Total expenses 172
Net investment income 2,539

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 3,516
Futures 175
Net realized gain 3,691
Change in net unrealized gain / loss
Securities 12,933
Futures (26)
Change in net unrealized gain / loss 12,907
Net realized and unrealized gain / loss 16,598
INCREASE IN NET ASSETS FROM OPERATIONS $ 19,137

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,539 $ 1,859
Net realized gain (loss) 3,691 (164)
Change in net unrealized gain / loss 12,907 18,431
Increase in net assets from operations 19,137 20,126
Distributions to shareholders
Net earnings
Investor Class (3) (2)
I Class (4,053) (1,381)
Z Class (2,351) (488)
Decrease in net assets from distributions (6,407) (1,871)
Capital share transactions
*
Shares sold
I Class 18,791 15,759
Z Class 48,436 23,412
Distributions reinvested
I Class 4,053 1,381
Z Class 2,351 488
Shares redeemed
Investor Class (99) –
I Class (12,097) (5,002)
Z Class (16,245) (3,214)
Increase in net assets from capital share
transactions 45,190 32,824

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 57,920 51,079
Beginning of period 148,459 97,380
End of period $ 206,379 $ 148,459
*Share information (000s)
Shares sold
I Class 1,249 1,215
Z Class 3,152 1,770
Distributions reinvested
I Class 245 100
Z Class 142 35
Shares redeemed
Investor Class (6) –
I Class (804) (377)
Z Class (1,056) (246)
Increase in shares outstanding 2,922 2,497

T. ROWE PRICE Small-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund (Investor Class), the Small-Cap Index
Fund–I Class (I Class) and the Small-Cap Index Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Small-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments

T. ROWE PRICE Small-Cap Index Fund

under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing

T. ROWE PRICE Small-Cap Index Fund

sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 205,623 $ 1 $ 13 $ 205,637
Short-Term Investments 969 119 — 1,088
Securities Lending Collateral 12,368 — — 12,368
Total $ 218,960 $ 120 $ 13 $ 219,093
Liabilities
Futures Contracts* $ 2 $ — $ — $ 2
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 2
Total $ 2
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $46,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 175
Total $ 175
Change in Unrealized
Gain (Loss)
Equity derivatives $ (26)
Total $ (26)

T. ROWE PRICE Small-Cap Index Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Small-Cap Index Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $11,321,000; the value of cash collateral and related investments was $12,368,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $85,263,000 and
$43,595,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Small-Cap Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to post-
October loss deferrals. The fund has elected to defer certain losses to the first
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 3,561 $ 1,871
Long-term capital gain 2,846 —
Total distributions $ 6,407 $ 1,871
($000s)
Cost of investments $ 209,030
Unrealized appreciation $ 41,946
Unrealized depreciation (31,883)
Net unrealized appreciation (depreciation) $ 10,063
($000s)
Undistributed ordinary income $ 325
Net unrealized appreciation (depreciation) 10,063
Loss carryforwards and deferrals (94)
Total distributable earnings (loss) $ 10,294

T. ROWE PRICE Small-Cap Index Fund

day of the following fiscal year for post-October capital loss deferrals. During the year ended December 31, 2024, the fund utilized $1,535,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees

T. ROWE PRICE Small-Cap Index Fund

and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $677,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously

T. ROWE PRICE Small-Cap Index Fund

waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $51,000 for shareholder servicing costs related to the college savings plans, of which $9,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(205) $(143)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Small-Cap Index Fund

presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 94% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,307 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Small-Cap Index Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Small-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Small-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,846,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $1,765,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,588,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $252,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F33-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2025